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    As filed with the Securities and Exchange Commission on June 16, 2000

                    Securities Act of 1933 File No. 33-32729
                 Investment Company Act of 1940 File No. 811-84
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              --------------------

                                    FORM N-1A

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. ____        [ ]

                     Post-Effective Amendment No. 15          [X]

                                    and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940       [ ]

                              Amendment No. 29                [X]

                              --------------------

                  STATE STREET RESEARCH MASTER INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
               (Address of Principal Executive Offices) (Zip Code)

                         Registrant's Telephone Number,
                      Including Area Code: (617) 357-1200

                            Francis J. McNamara, III
              Executive Vice President, General Counsel & Secretary
                   State Street Research & Management Company
                              One Financial Center
                           Boston, Massachusetts 02111
                    (Name and Address of Agent for Service)

                                    Copy to:

                           Geoffrey R.T. Kenyon, Esq.
                           Goodwin, Procter & Hoar LLP
                                 Exchange Place
                                Boston, MA 02109

It is proposed that this filing will become effective under Rule 485:

          [ ] Immediately upon filing pursuant to paragraph (b)
          [ ] On ___________ pursuant to paragraph (b)
          [ ] 60 days after filing pursuant to paragraph (a)(1)
          [ ] On ___________, pursuant to paragraph (a)(1)
          [ ] 75 days after filing pursuant to paragraph (a)(2)
          [X] On September 1, 2000 pursuant to paragraph (a)(2)

                    If appropriate, check the following box:

          [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

      The Prospectus and Statement of Additional Information of the State Street Research Equity Index Fund series of State Street Research Master Investment Trust (the "Registrant") are included herein.

      The Prospectus and Statement of Additional Information of the State Street Research Investment Trust series of the Registrant are included in Post-Effective Amendment No. 14 to this Registration Statement, filed on April 27, 2000.

      The Prospectus and Statement of Additional Information of the Class J shares of the State Street Research Investment Trust series of the Registrant are included in Post-Effective Amendment No. 13 to this Registration Statement filed on February 4, 2000.

                          [LOGO] STATE STREET RESEARCH

                                Equity Index Fund

                               [GRAPHIC OF CLOCK]
--------------------------------------------------------------------------------

This prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                 A stock fund that
                                                 closely tracks the
                                                 S&P 500 Index

                                                 Prospectus
                                                 September 1, 2000
--------------------------------------------------------------------------------

                                    Contents                               1
--------------------------------------------------------------------------------

        2  The Fund
         --------------------

        2  Goal and Strategies
        3  Principal Risks
        6  Investor Expenses
        8  Investment Management
           and Administration

        9  Your Investment
         --------------------

        9  Opening an Account
        9  Choosing a Share Class
       10  Sales Charges
       13  Dealer Compensation
       14  Buying and Selling Shares
       18  Account Policies
       20  Distributions and Taxes
       21  Investor Services

       22  Other Information
         --------------------

       22  Other Securities and Risks
       25  Board of Trustees

Back Cover For Additional Information

    2                               The Fund
--------------------------------------------------------------------------------

[CHESS PIECE] Goal and Strategies

GOAL The fund seeks to match as closely as possible, before expenses, the performance of the S&P 500 Composite Stock Price Index(a) (the "S&P 500 Index").

PRINCIPAL STRATEGIES The fund invests substantially all of its investable assets in another, separate mutual fund with the same investment objective as the fund:
State Street Equity 500 Index Portfolio ("Portfolio"), a portfolio of State Street Master Funds ("SSMF")(the Portfolio and SSMF are not related to the fund).

The fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the fund uses a "passive" or "indexing" investment approach and attempts to match, before expenses, the performance of the S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

Because the fund currently invests exclusively in the shares of the Portfolio, the fund has adopted substantially all of the Portfolio's investment policies as set forth in this Prospectus.

The Portfolio seeks a correlation of 0.95 or better between its performance and the performance of the index (1.00 would represent perfect correlation). The Portfolio intends to invest in all 500 stocks comprising the index in proportion to their weightings in the index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the index in proportions expected to match generally the performance of the index as a whole. In addition, from time to time, stocks are added to or removed from the index. The Portfolio may sell stocks that are represented in the index, or purchase stocks that are not yet represented in the index, in anticipation of their removal from or addition to the index.

The Portfolio may at times purchase or sell futures contracts on the index,

[footnote]

(a) "Standard & Poor's(R)", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.

[end footnote]

                                                                           3
                                                                           -----

or options on those futures, in lieu of investment directly in the stocks making up the index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the fund. The Portfolio may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in matching the performance of the index.

For more information about the fund's investments and practices, see page 22.

[TRAFFIC SIGN] Principal Risks

Because the Portfolio invests primarily in stocks, the fund's major risks are those of stock investing, including sudden and unpredictable drops in value resulting from market fluctuations and the potential for periods of lackluster or negative performance.

Because the S&P 500 Index includes mainly large U.S. companies, the Portfolio's investments consist mainly of stocks of large U.S. companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller companies.

The return of the fund and the Portfolio may not match the return of the index for a number of reasons. For example, the fund and the Portfolio incur a number of operating

    4                          The Fund continued
--------------------------------------------------------------------------------

expenses not applicable to the index. The Portfolio also incurs costs in buying and selling securities. The fund or the Portfolio may not be fully invested at times, either as a result of cash flows into the fund or reserves of cash held by the fund to meet redemptions. The return on the sample of stocks purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the index may not correlate precisely with the return on the index.

The fund's goal, investment strategies, and most other investment policies may be changed without shareholder approval.

The fund's shares will rise and fall in value and there is a risk that you could lose money by investing in the fund. Also, the fund cannot be certain that it will achieve its goal. Finally, fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

Information on other securities and risks appears on page 22.

A "snapshot" of the fund's investments may be found in the current annual or semiannual report (see back cover).

[MAGNIFYING GLASS] Who May Want To Invest

State Street Research Equity Index Fund is designed for investors who seek one or more of the following:

o     a fund that invests primarily in large capitalization companies

o     a fund that is broadly diversified

o     efficient participation in the stock market

o     a stock fund for a long-term goal

The fund is NOT appropriate for investors who:

o     want to avoid high volatility or possible losses

o     are making short-term investments

o     are investing emergency reserve money

o     are seeking regular income

                                                                           5
                                                                           -----

[sidebar]

[MAGNIFYING GLASS] Equity Index Investing

By investing in a fund that invests in the companies that comprise a particular index, a so-called index fund, investors can obtain performance which is similar to the performance of the index. Index funds provide investors with an efficient means of obtaining the performance of a particular index without having to invest in all of the securities that make up the index.

An index of securities is not managed. An index is a list of companies compiled by its sponsors to reflect the performance of a market, an industry or other group of companies based on a broad or narrow set of characteristics as defined by the sponsors. Generally, companies are included in a broad-based index to reflect general movements in a large market.

The S&P 500 Index is a well-known stock market index that includes the common stocks of 500 companies. Most of the stocks are listed on the New York Stock Exchange, Inc. (the "NYSE"). Stocks in the S&P 500 Index are weighted according to their market capitalizations (i.e., the number of shares outstanding multiplied by the stock's current price). The companies chosen for the S&P 500 Index generally have the largest market value within their respective industries. The composition of the S&P 500 Index is determined by Standard & Poor's and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time.

[end sidebar]

    6                           Investor Expenses
--------------------------------------------------------------------------------

                                                                                     Class descriptions begin on page 9
                                                                           ---------------------------------------------------------
Shareholder Fees (% of offering price)                                       Class A   Class B(1)   Class B    Class C   Class S
------------------------------------------------------------------------------------------------------------------------------------
                                 Maximum front-end sales charge (load)         0.00(f)     0.00       0.00       0.00      0.00
                                 ---------------------------------------------------------------------------------------------------
                                 Maximum deferred sales charge (load)          0.00(a)     5.00       5.00       1.00      0.00
                                 ---------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (% of average net assets)                     Class A   Class B(1)   Class B    Class C   Class S
------------------------------------------------------------------------------------------------------------------------------------
                                 Management fee(b)                             0.045       0.045     0.045      0.045     0.045

                                 Administrative fee                            0.250       0.250     0.250      0.250     0.250

                                 Service/distribution (12b-1) fees             0.250(C)    1.000     1.000      1.000     0.000

                                 Other expenses(d)                             1.600       1.600     1.600      1.600     1.600
                                 ---------------------------------------------------------------------------------------------------
                                 Total annual fund operating expenses*         2.145       2.895     2.895      2.895     1.895
                                 ---------------------------------------------------------------------------------------------------

                                 * Because the fund anticipates that its
                                   expenses will be subsidized, actual total
                                   operating expenses are expected to be:       0.60        1.35      1.35       1.35      0.35

                                   The fund expects the expense subsidy to
                                   continue through the current fiscal year, although there is no guarantee that it will.(e)

Example                          Year                                        Class A    Class B(1)    Class B    Class C    Class S
------------------------------------------------------------------------------------------------------------------------------------
                                 1                                             $218    $  793/$293  $  793/$293  $393/$293    $192

                                 3                                             $671    $1,196/$896  $1,196/$896  $896         $595

(a)   Except for investments of $1 million or more; see page 10.

(b) The management fee includes 0.045% paid by the Portfolio of State Street Master Funds to State Street Bank and Trust Company, as the Portfolio's investment adviser, administrator and custodian (and for assuming certain ordinary operating expenses). A management fee of 0.25% also applies to assets managed directly by the investment manager. Currently, however, the fund invests exclusively in the Portfolio and no management fee is paid to the investment manager.

(c) The Trustees may increase the current fees shown for Class A shares at any time, provided that the fees do not exceed a maximum of 0.40%.

(d) Because the fund has been newly organized, the percentage expense levels shown in the table as other expenses are based on estimates. The table reflects the expenses of both the fund and the Portfolio.

(e) The distributor has voluntarily undertaken to pay certain fund expenses. It has done this to assist the fund in achieving the actual total operating expense ratio shown, as set by the distributor and Board of Trustees from time to time. In the future, the distributor may seek repayment of such expenses from the fund (as long as these payments do not cause the fund's expenses to exceed certain limits).

(f) Currently, Class A shares are only available to certain retirement plans and no front-end sales charges apply. Sales charges of up to 5.75% can apply if Class A shares are made available to other investors.

                                                                           7
                                                                           -----

[MAGNIFYING GLASS] Understanding Investor Expenses

The information on the opposite page is designed to give you an idea of what you should expect to pay in expenses as an investor in the fund:

o Shareholder Fees are costs that are charged to you directly. These fees are not charged on reinvestments or exchanges.

o Annual Fund Expenses are deducted from the fund's assets every year, and are thus paid indirectly by all fund investors.

o The Example is designed to allow you to compare the costs of this fund with those of other funds. It assumes that you invested $10,000 over the years indicated, reinvested all distributions, earned a hypothetical 5% annual return and paid the maximum applicable sales charges.

      Where two numbers are shown separated by a slash, the first one assumes you sold all your shares at the end of the period, while the second assumes you stayed in the fund. Where there is only one number, the costs would be the same either way.

      The figures in the Example assume full annual expenses, and would be lower if they reflected the subsidy.

      Investors should keep in mind that the example is for comparison purposes only. The fund's actual performance and expenses may be higher or lower.

    8                          The Fund continued
--------------------------------------------------------------------------------

[THINKER] Investment Management and Administration

The fund's investment manager is State Street Research & Management Company, One Financial Center, Boston, Massachusetts 02111. State Street Research traces its heritage back to 1924 and the founding of one of America's first mutual funds. Today the firm has more than $xx billion in assets under management (as of _________, 2000), including more than $xx billion in mutual funds. The investment manager is a subsidiary of Metropolitan Life Insurance Company.

The fund may pay a management fee of 0.25% annually on assets managed directly by the investment manager. Currently, however, the fund invests exclusively in the Portfolio and no management fee is paid to the investment manager.

The Portfolio is a series of State Street Master Funds. The Portfolio is managed by State Street Global Advisors ("SSgA"), a division of State Street Bank and Trust Company ("SS Bank"). Neither State Street Master Funds, SSgA nor SS Bank is an affiliate of the fund or the investment manager. For its services to the Portfolio as investment adviser, administrator and custodian (and for assuming certain ordinary operating expenses), SS Bank receives an advisory fee of 0.045% of the Portfolio's average daily net assets.

The investment manager is also entitled to a general administration fee of 0.25% of the fund's average daily net assets for administrative services provided to the fund.

                                 Your Investment                           9
--------------------------------------------------------------------------------

[KEY] Opening an Account

If you are opening an account through a financial professional, he or she can assist you with all phases of your investment.

If you are investing through a large retirement plan or other special program, follow the instructions in your program materials.

To open an account without the help of a financial professional, please use the instructions on these pages.

[CKECKLIST] Choosing a Share Class

At the present time, only Class A shares of the fund are available for investment through purchases and exchanges for (a) retirement plan accounts with minimum assets of $500,000 that have adopted a State Street Research prototype retirement plan or (b) Taft-Hartley retirement plans. The availability of shares is subject to change at any time. For details, contact the distributor.

The fund generally offers four share classes, each with its own sales charge and expense structure: Class A, Class B(1), Class C and Class S. The fund also offers Class B shares, but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds.

If you are investing a substantial amount and plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B(1) shares (if investing for at least six years) or Class C shares (if investing for less than six years). If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, you may be eligible to purchase Class S shares.

Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your financial professional can help you choose the share class that makes the most sense for you.

    10                      Your Investment continued
--------------------------------------------------------------------------------

Class A -- Front Load

o Initial sales charge of 5.75% or less; no sales charges apply to certain retirement plans

o Lower sales charges for larger investments; see sales charge schedule at right

o Lower annual expenses than Class B(1) or Class C shares because of lower service/distribution (12b-1) fee of up to 0.40%

Class B(1) -- Back Load

o     No initial sales charge

o     Deferred sales charge of 5% or less on shares you sell within six years

o     Annual service/distribution (12b-1) fee of 1.00%

o Automatic conversion to Class A shares after eight years, reducing future annual expenses

Class B -- Back Load

o     Available only to current Class B shareholders; see page 11 for details

Class C -- Level Load

o     No initial sales charge

o Deferred sales charge of 1%, paid if you sell shares within one year of purchase

o     Lower deferred sales charge than Class B(1) shares

o     Annual service/distribution (12b-1) fee of 1.00%

o No conversion to Class A shares after eight years, so annual expenses do not decrease

Class S -- Special Programs

o Available only through certain retirement accounts, advisory accounts of the investment manager and other special programs, including programs through financial professionals with recordkeeping and other services; these programs usually involve special conditions and separate fees (consult your financial professional or your program materials)

o     No sales charges of any kind

o No service/distribution (12b-1) fees; annual expenses are lower than other share classes

Sales Charges

Class A -- Front Load

                             this % is        which equals
                             deducted         this % of
 when you invest             for sales        your net
 this amount                 charges          investment
--------------------------------------------------------------------------------
Up to $50,000                  5.75             6.10
$50,000 to $100,000            4.50             4.71
$100,000 to $250,000           3.50             3.63
$250,000 to $500,000           2.50             2.56
$500,000 to $1 million         2.00             2.04
$1 million or more                         see below

With Class A shares, you pay a sales charge when you buy shares.

If you are investing $1 million or more (either as a lump sum or through any of the methods described on the application), you can purchase Class A shares without any sales charge. However, you may be charged a "contingent deferred sales charge" (CDSC) of up to 1% if you sell any shares within one year of

                                                                           11
                                                                           -----

purchasing them. See "Other CDSC Policies" on page 12.

Class A shares are currently offered with no sales charges through certain retirement plans and other sponsored arrangements (consult your financial professional or your program materials).

Class B(1) -- Back Load

                             this % of net asset value
when you sell shares         at the time of purchase (or
in this year after you       of sale, if lower) is deduct-
bought them                  ed from your proceeds
---------------------------------------------------------------
First year                   5.00
---------------------------------------------------------------
Second year                  4.00
---------------------------------------------------------------
Third year                   3.00
---------------------------------------------------------------
Fourth year                  3.00
---------------------------------------------------------------
Fifth year                   2.00
---------------------------------------------------------------
Sixth year                   1.00
---------------------------------------------------------------
Seventh or eighth year       None

With Class B(1) shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for six years or less, as described in the table above. See "Other CDSC Policies" on page 12.

Class B(1) shares automatically convert to Class A shares after eight years; Class A shares have lower annual expenses.

Class B -- Back Load

Class B shares are available only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds. Other investments made by current Class B shareholders will be in Class B(1) shares.

With Class B shares, you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for five years or less. The CDSC is a percentage of net asset value at the time of purchase (or of sale, if lower) and is deducted from your proceeds. When you sell shares in the first year after you bought them, the CDSC is 5.00%; second year, 4.00%; third year, 3.00%; fourth year, 3.00%; fifth year, 2.00%; sixth year or later, none. See "Other CDSC Policies" on page 12.

Class B shares automatically convert to Class A shares after eight years.

Class C -- Level Load

                              this % of net asset value
when you sell shares          at the time of purchase (or
in this year after you        of sale, if lower) is deduct-
bought them                   ed from your proceeds
---------------------------------------------------------------
First year                    1.00
---------------------------------------------------------------
Second year or later          None
---------------------------------------------------------------

With Class C shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for one year or less, as

    12                      Your Investment continued
--------------------------------------------------------------------------------

described in the table above. See "Other CDSC Policies" below.

Class C shares currently have the same annual expenses as Class B(1) shares, but never convert to Class A shares.

Class S -- Special Programs

Class S shares have no sales charges.

Other CDSC Policies

The CDSC will be based on the net asset value of the shares at the time of purchase (or sale, if lower). Any shares acquired through reinvestment are not subject to the CDSC. There is no CDSC on exchanges into other State Street Research funds, and the date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. To ensure that you pay the lowest CDSC possible, the fund will always use the shares with the lowest CDSC to fill your sell requests.

The CDSC is waived on shares sold for participant initiated distributions from State Street Research prototype retirement plans. In other cases, the CDSC is waived on shares sold for mandatory retirement distributions or for distributions because of disability or death. Consult your financial professional or the State Street Research Service Center for more information.

[MAGNIFYING GLASS] Understanding Service/Distribution Fees

As noted in the descriptions on pages 10 through 12, all share classes except Class S have annual service/distribution fees, also called 12b-1 fees.

Under its current 12b-1 plan, the fund may pay certain service and distribution fees for these classes out of fund assets. Because 12b-1 fees are an ongoing expense, they will increase the cost of your investment and, over time, could potentially cost you more than if you had paid other types of sales charges. For that reason, you should consider the effects of 12b-1 fees as well as sales loads when choosing a share class.

Some of the 12b-1 fees are used to compensate those financial professionals who sell fund shares and provide ongoing service to shareholders. The table on page 13 shows how these professionals' compensation is calculated.

The fund may continue to pay 12b-1 fees even if the fund is subsequently closed to new investors.

                                                                           13
                                                                           -----

[CHECK] Dealer Compensation

Financial professionals who sell shares of State Street Research funds and perform services for fund investors may receive sales commissions, annual fees and other compensation. These are paid by the fund's distributor, using money from sales charges, service/distribution (12b-1) fees and its other resources.

Brokers and agents may charge a transaction fee on orders of fund shares placed directly through them. The distributor may pay its affiliate MetLife Securities, Inc. additional compensation of up to 0.25% of certain sales or assets.

Dealer Commissions (%)              Class A        Class B(1)   Class B     Class C     Class S
-----------------------------------------------------------------------------------------------
 Commission                        see below         4.00        4.00        1.00        0.00
-----------------------------------------------------------------------------------------------
     Investments up to $50,000        5.00             --          --          --          --
-----------------------------------------------------------------------------------------------
     $50,000 to $100,000              4.00             --          --          --          --
-----------------------------------------------------------------------------------------------
     $100,000 to $250,000             3.00             --          --          --          --
-----------------------------------------------------------------------------------------------
     $250,000 to $500,000             2.00             --          --          --          --
-----------------------------------------------------------------------------------------------
     $500,000 to $1 million           1.75             --          --          --          --
-----------------------------------------------------------------------------------------------
     First $1 to 3 million            1.00(a)          --          --          --          --
-----------------------------------------------------------------------------------------------
     Next $2 million                  0.75(a)          --          --          --          --
-----------------------------------------------------------------------------------------------
     Next $2 million                  0.50(a)          --          --          --          --
-----------------------------------------------------------------------------------------------
     Next $1 and above                0.25(a)          --          --          --          --
-----------------------------------------------------------------------------------------------
 Annual fee                           0.25           0.25        0.25        1.00        0.00
-----------------------------------------------------------------------------------------------

Brokers for Portfolio Trades

When placing trades for the fund's portfolio, State Street Research chooses brokers that provide the best execution (a term defined by service as well as price), but may also consider the sale of shares of the State Street Research funds by the broker.

[footnote]

(a) If your financial professional declines this commission, the one-year CDSC on your investment is waived.

[end footnote]

    14                      Buying and Selling Shares
--------------------------------------------------------------------------------

Note: The following information on buying and selling shares does not apply to certain retirement plans. Participants in 401(k) and other plans should consult with the appropriate person at their employer or refer to their plan materials. For more information or assistance, call 1-87-SSRFUNDS (1-877-773-8637).

[CASH REGISTER] Policies for Buying Shares

Once you have chosen a share class, the next step is to determine the amount you want to invest.

Minimum Initial Investments:

o     $1,000 for accounts that use the Investamatic program(a)

o     $2,000 for Individual Retirement Accounts(a)

o     $2,500 for all other accounts

Minimum Additional Investments:

o     $50 for any account

Complete the enclosed application. You can avoid future inconvenience by signing up now for any services you might later use.

TIMING OF REQUESTS All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Orders received thereafter will be executed the following day, at that day's closing share price.

WIRE TRANSACTIONS Funds may be wired between 8:00 a.m. and 4:00 p.m. eastern time. To make a same-day wire investment, please notify State Street Research by 12:00 noon of your intention to wire funds, and make sure your wire arrives by 4:00 p.m. If the New York Stock Exchange closes before 4:00 p.m. eastern time, you may be unable to make a same day wire investment. Your bank may charge a fee for wiring money.

[footnote]

(a) Except $500 for Individual Retirement Accounts during special promotional periods.

[end footnote]

                         Instructions for Buying Shares                    15
--------------------------------------------------------------------------------

                                   To Open an Account                 To Add to an Account
[BRIEFCASE] Through a              Consult your financial             Consult your financial
            Professional           professional or your program       professional or your program
            or Program             materials.                         materials.

By Mail [MAILBOX]                  Make your check payable to         Fill out an investment slip
                                   "State Street Research Funds."     from an account statement, or
                                   Forward the check and your         indicate the fund name and
                                   application to State Street        account number on your check.
                                   Research.                          Make your check payable to
                                                                      "State Street Research Funds."
                                                                      Forward the check and slip to
                                                                      State Street Research.

[CAPITAL BUILDING] By Federal      Call to obtain an account          Call State Street Research to
                   Funds Wire      number and forward your            obtain a control number.
                                   application to State Street        Instruct your bank to wire
                                   Research. Wire funds using the     funds to:
                                   instructions at right.             o State Street Bank and Trust
                                                                        Company, Boston, MA
                                                                      o ABA: 011000028
                                                                      o BNF: fund name and share
                                                                        class you want to buy
                                                                      o AC: 99029761
                                                                      o OBI: your name and your
                                                                        account number
                                                                      o Control: the number given to
                                                                        you by State Street Research

By Electronic [PLUG]               Verify that your bank is a         Call State Street Research to
Funds Transfer                     member of the ACH (Automated       verify that the necessary bank
(ACH)                              Clearing House) system.            information is on file for
                                   Forward your application to        your account. If it is, you
                                   State Street Research. Please      may request a transfer by
                                   be sure to include the             telephone or Internet. If not,
                                   appropriate bank information.      please ask State Street
                                   Call State Street Research to      Research to provide you with
                                   request a purchase.                an EZ Trader application.


[CALENDAR] By Investamatic         Forward your application, with     Call State Street Research to
                                   all appropriate sections           verify that Investamatic is in
                                   completed, to State Street         place on your account, or to
                                   Research, along with a check       request a form to add it.
                                   for your initial investment        Investments are automatic once
                                   payable to "State Street           Investamatic is in place.
                                   Research Funds."

By Exchange [ARROWS GOING IN       Read the prospectus for the fund   Read the prospectus for the fund
             OPPOSITE DIRECTIONS]  into which you are exchanging.     into which you are exchanging.
                                   Call State Street Research or      Call State Street Research or
                                   visit our Web site.                visit our Web site.

State Street Research Service Center  PO Box 8408, Boston, MA 02266-8408              Internet www.ssrfunds.com
Call toll-free: 1-87-SSRFUNDS (1-877-773-8637)  (business days 8:00 a.m. - 6:00 p.m., eastern time)

    16                     Your Investment continued
--------------------------------------------------------------------------------

[CASH REGISTER] Policies for Selling Shares

CIRCUMSTANCES THAT REQUIRE WRITTEN REQUESTS Please submit instructions in writing when any of the following apply:

o     you are selling more than $100,000 worth of shares

o     the name or address on the account has changed within the last 30 days

o you want the proceeds to go to a name or address not on the account registration

o you are transferring shares to an account with a different registration or share class

o you are selling shares held in a corporate or fiduciary account; for these accounts, additional documents are required:

      corporate accounts: certified copy of a corporate resolution fiduciary accounts: copy of power of attorney or other governing document

To protect your account against fraud, all signatures on these documents must be guaranteed. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

INCOMPLETE SELL REQUESTS State Street Research will attempt to notify you promptly if any information necessary to process your request is missing.

TIMING OF REQUESTS All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Requests received thereafter will be executed the following day, at that day's closing share price.

WIRE TRANSACTIONS Proceeds sent by federal funds wire must total at least $5,000. A fee of $7.50 will be deducted from all proceeds sent by wire, and your bank may charge an additional fee to receive wired funds.

SELLING RECENTLY PURCHASED SHARES If you sell shares before the check or electronic funds transfer (ACH) for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase was recorded (in rare cases, longer). If you open an account with shares purchased by wire, you cannot sell those shares until your application has been processed.

                        Instructions for Selling Shares                   17
--------------------------------------------------------------------------------

                                To Sell Some or All of Your Shares

[BRIEFCASE]  Through a          Consult your financial professional or your
             Professional       program materials.
             or Program

By Mail [MAILBOX]               Send a letter of instruction, an endorsed stock
                                power or share certificates (if you hold certificate shares) to State Street Research.
                                Specify the fund, the account number and the dollar value or number of shares. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required (see facing page).

[CAPITAL BUILDING] By Federal   Check with State Street Research to make sure
                   Funds Wire   that a wire redemption privilege, including a
                                bank designation, is in place on your account.
                                Once this is established, you may place your request to sell shares with State Street
                                Research. Proceeds will be wired to your pre-designated bank account. (See "Wire
                                Transactions" on facing page.)

By Electronic [PLUG]            Check with State Street Research to make sure
  Funds Transfer                that the EZ Trader feature, including a bank
  (ACH)                         designation, is in place on your account. Once
                                this is established, you may place your request to sell shares with State Street Research by telephone or Internet. Proceeds will be sent to your pre-designated bank account.

[COMPUTER] By Internet          Visit our Web site. Certain limitations may
                                apply.

By Telephone [TELEPHONE]        As long as the transaction does not require a
                                written request (see facing page), you or your financial professional can sell shares by calling State Street Research. A check will be mailed to your address of record on the following business day.

[ARROWS GOING IN  By Exchange   Read the prospectus for the fund into which you
OPPOSITE DIRECTIONS]            are exchanging. Call State Street Research or
                                visit our Web site.

By Systematic [CALENDAR]        See plan information on page 21.
Withdrawal Plan

State Street Research Service Center PO Box 8408, Boston, MA 02266-8408
                                                       Internet www.ssrfunds.com
Call toll-free: 1-87-SSRFUNDS (1-877-773-8637) (business days 8:00 a.m. - 6:00
p.m., eastern time)

    18                     Your Investment continued
--------------------------------------------------------------------------------

[POLICIES] Account Policies

TELEPHONE AND INTERNET REQUESTS When you open an account you automatically receive telephone privileges, allowing you to place requests for your account by telephone. Your financial professional can also use these privileges to request exchanges on your account and, with your written permission, redemptions. For your protection, all telephone calls are recorded.

You may also use our Web site for submitting certain requests over the Internet.

As long as State Street Research takes certain measures to authenticate requests over the telephone or Internet for your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the telephone privilege on your application. Similarly, you may choose not to use the Internet for your account. The fund may suspend or eliminate the telephone or Internet privileges at any time.

EXCHANGE PRIVILEGES There is no fee to exchange shares among State Street Research funds. Your new fund shares will be the equivalent class of your current shares. Any contingent deferred sales charges will continue to be calculated from the date of your initial investment.

You must hold Class A shares of any fund for at least 30 days before you may exchange them at net asset value for Class A shares of a different fund with a higher applicable sales charge.

Frequent exchanges can interfere with fund management and drive up costs for all shareholders. Because of this, the fund currently limits each account, or group of accounts under common ownership or control, to six exchanges per calendar year. The fund may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request, particularly those associated with "market timing" strategies.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $1,500, State Street Research may mail you a notice asking you to bring the account back up to $1,500 or close it out. If you do not take action within 60 days, State Street Research may either sell your shares and mail the proceeds to you at the address of record

                                                                           19
                                                                           -----

or, depending on the circumstances, may deduct an annual maintenance fee (currently $18).

THE FUND'S BUSINESS HOURS The fund is open the same days as the New York Stock Exchange (generally Monday through Friday). Fund representatives are available from 8:00 a.m. to 6:00 p.m. eastern time on these days.

CALCULATING SHARE PRICE The fund calculates its net asset value per share (NAV) every business day at the close of regular trading on the New York Stock Exchange (but not later than 4:00 p.m. eastern time). NAV is calculated by dividing the fund's net assets by the number of its shares outstanding.

In calculating its NAV, the fund uses the last reported sale price or quotation for portfolio securities. However, in cases where these are unavailable, or when the investment manager believes that subsequent events have rendered them unreliable, the fund may use fair-value estimates instead.

Because foreign securities markets are sometimes open on different days from U.S. markets, there may be instances when the value of the fund's portfolio changes on days when you cannot buy or sell fund shares.

REINSTATING RECENTLY SOLD SHARES For 120 days after you sell shares, you have the right to "reinstate" your investment by putting some or all of the proceeds into any currently available State Street Research fund at net asset value. Any CDSC you paid on the amount you are reinstating will be credited to your account. You may only use this privilege once in any twelve-month period with respect to your shares of a given fund.

ADDITIONAL POLICIES Please note that the fund maintains additional policies and reserves certain rights, including:

o Requirements for initial or additional investments, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and other similar programs may be changed from time to time without further notice or supplement to this prospectus

o     All orders to purchase shares are subject to acceptance by the fund

o At any time, the fund may change or discontinue its sales charge waivers and any of its order acceptance practices, and may suspend the sale of its shares

o The fund may delay sending you redemption proceeds for up to seven days, or longer if permitted by the SEC

o     The fund reserves the right to redeem in kind

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the State Street Research Service Center promptly

   20                       Your Investment continued
--------------------------------------------------------------------------------

[sidebar]

[MAGNIFYING GLASS] Tax Considerations

Unless your investment is in a tax-deferred account, you may want to avoid:

o investing a large amount in the fund close to the end of the fiscal year or a calendar year (if the fund makes a distribution, you will receive some of your investment back as a taxable distribution)

o selling shares at a loss for tax purposes and investing in a substantially identical investment within 30 days before or after that sale (such a transaction is usually considered a "wash sale," and you will not be allowed to claim a tax loss in the current year)

[end sidebar]


["UNCLE SAM"] Distributions and Taxes

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund typically distributes any net income and net capital gains to shareholders around the end of its fiscal year, which is December 31. To comply with tax regulations, the fund may also be required to pay an additional income dividend or capital gains distribution.

You may have your distributions reinvested in the fund, invested in a different State Street Research fund, deposited in a bank account or mailed out by check. If you do not give State Street Research other instructions, your distributions will automatically be reinvested in the fund.

TAX EFFECTS OF DISTRIBUTIONS AND TRANSACTIONS In general, any dividends and short-term capital gains distributions you receive from the fund are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as capital gains--in most cases, at a different rate from that which applies to ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long the fund has held the portfolio securities it sold. It does not depend on how long you have owned your fund shares or whether you reinvest your distributions.

                                                                           21
                                                                           -----

Every year, the fund will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year.

The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange is the same as a sale.

Your investment in the fund could have additional tax consequences. Please consult your tax professional for assistance.

BACKUP WITHHOLDING By law, the fund must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

[HANDS] Investor Services

INVESTAMATIC PROGRAM Use Investamatic to set up regular automatic investments in the fund from your bank account. You determine the frequency and amount of your investments.

SYSTEMATIC WITHDRAWAL PLAN

This plan is designed for retirees and other investors who want regular withdrawals from a fund account. The plan is free and allows you to withdraw up to 12% of your fund assets a year (minimum $50 per withdrawal) without incurring any contingent deferred sales charges. Certain terms and minimums apply.

EZ TRADER This service allows you to purchase or sell fund shares by telephone or over the Internet through the ACH (Automated Clearing House) system.

DIVIDEND ALLOCATION PLAN This plan automatically invests your distributions from the fund into another fund of your choice, without any fees or sales charges.

AUTOMATIC BANK CONNECTION This plan lets you route any distributions or Systematic Withdrawal Plan payments directly to your bank account.

RETIREMENT PLANS State Street Research also offers a full range of prototype retirement plans for individuals, sole proprietors, partnerships, corporations and employees.

Call 1-87-SSRFUNDS (1-877-773-8637) for information on any of the services described above.

    22                          Other Information
--------------------------------------------------------------------------------

[STOCK CERTIFICATES] Other Securities and Risks

The securities held by the Portfolio and its investment practices offer certain opportunities and carry various risks. Major investment and risk factors are outlined in the fund description starting on page 2. Below are brief descriptions of other securities and practices, along with their associated risks.

INDEX FUTURES CONTRACTS AND RELATED OPTIONS The Portfolio buys and sells futures contracts on the index and options on those futures contracts. An "index futures" contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Portfolio enters into and terminates an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the index will not correlate precisely with changes in the value of the index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the index.

                                                                           23
                                                                           -----

OTHER DERIVATIVE TRANSACTIONS The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under "Index Futures Contracts and Related Options." In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio's ability to realize any investment return on such transactions may be dependent on the counterparty's ability or willingness to meet its obligations.

REPURCHASE AGREEMENTS AND SECURITIES LOANS The Portfolio may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. Under a securities loan, the Portfolio lends portfolio securities. The Portfolio will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. government security. Although SSgA will monitor these transactions to ensure that they will be fully collateralized at all times, the Portfolio bears a risk of loss if the other party defaults on its obligation and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

MASTER-FEEDER STRUCTURE The fund is a "feeder" fund and the Portfolio is a "master" fund, each part of a master-feeder fund structure. In a master-feeder fund structure, the

    24                    Other Information continued
--------------------------------------------------------------------------------

feeder fund invests all of its investable assets in shares of a master fund with the same investment objective. The master fund purchases the securities for investment.

The fund may withdraw its entire investment in the Portfolio at any time if it is in the best interest of the fund and its shareholders to do so. If the fund withdraws its entire investment in the Portfolio, the fund's assets will be invested according to its investment policies and restrictions, which may include investment in another master fund.

                               Board of Trustees                           25
--------------------------------------------------------------------------------

[COLUMNS] The Board of Trustees is responsible for the operation of the fund. They establish the fund's major policies, review investments, and provide guidance to the investment manager and others who provide services to the fund. The Trustees have diverse backgrounds and substantial experience in business and other areas.

Gerard P. Maus

Chief Financial Officer, Chief Administrative Officer
Director and Interim Chief Operating Officer,
State Street Research & Management Company

Bruce R. Bond

Former Chairman of the Board,
Chief Executive Officer
and President,
PictureTel Corporation

Steve A. Garban

Former Senior Vice President for Finance and Operations and Treasurer,
The Pennsylvania State University

Dean O. Morton

Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public
Management, George Washington
University, former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures Trading Commission

Toby Rosenblatt

President, Founders Investments Ltd.
President, The Glen Ellen Company

Michael S. Scott Morton

Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

                           For Additional Information
--------------------------------------------------------------------------------

If you have questions about the fund or would like to request a free copy of the current annual/semiannual report or SAI, contact State Street Research or your financial professional.

[LOGO] STATE STREET RESEARCH
Service Center
P.O. Box 8408, Boston, MA 02266
Telephone: 1-87-SSRFUNDS (1-877-773-8637)
Internet: www.ssrfunds.com

You can also obtain information about the fund, including the SAI and certain other fund documents, on the SEC's EDGAR database on the Internet at www.sec.gov, by electronic request at publicinfo@sec.gov, in person at the SEC's Public Reference Room in Washington, DC (telephone 1-202-942-8090) or by mail by sending your request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-0102.

You can find additional information on the fund's structure and its performance in the following documents:

ANNUAL/SEMIANNUAL REPORTS While the prospectus describes the fund's potential investments, these reports detail the fund's actual investments as of the report date. Reports include a discussion by fund management of recent economic and market trends and fund performance. The annual report also includes the report of the fund's independent accountants on the fund's financial statements.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

A supplement to the prospectus, the SAI contains further information about the fund and its investment limitations and policies. A current SAI for this fund is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus).

Ticker Symbols
================================================================================
 Class A (proposed)                                            XXXXX
--------------------------------------------------------------------------------
 Class B(1) (proposed)                                         XXXXX
--------------------------------------------------------------------------------
 Class B (proposed)                                            XXXXX
--------------------------------------------------------------------------------
 Class C (proposed)                                            XXXXX
--------------------------------------------------------------------------------
 Class S (proposed)                                            XXXXX

prospectus
--------------------------------------------------------------------------------
SEC File Number: 811-84


                                                                    EI-2000-0500
                                                 Control Number: (exp0501)SSR-LD

                       STATEMENT OF ADDITIONAL INFORMATION
                                       for
                     STATE STREET RESEARCH EQUITY INDEX FUND

            A Series of State Street Research Master Investment Trust

                             ________________, 2000

         This Statement of Additional Information is divided into two sections:

         Section I contains information which is specific to the Fund identified above.

         Section II contains general investment information and other non-investment information which generally is shared by certain mutual funds of the State Street Research complex, including the Fund.

         The Statement of Additional Information is not a Prospectus. It should be read in conjunction with the current Prospectus of the above Fund, dated __________________, 2000.

         The Fund's Prospectus may be obtained without charge from State Street Research Investment Services, Inc., One Financial Center, Boston, Massachusetts 02111-2690 or by calling 1-800-562-0032.

Control Number:                                             SSR-_______________

                                TABLE OF CONTENTS
                                -----------------

                                                                          Page
                                                                          ----

DEFINITIONS..........................................................     (ii)

SECTION I............................................................    I,1-1

      STATE STREET RESEARCH EQUITY INDEX FUND........................    I,1-1
      A.   The Fund..................................................    I,1-1
      B.   Investment Objective......................................    I,1-1
      C.   Fundamental and Nonfundamental Restrictions...............    I,1-1
      D.   Control Persons and Principal Holders of Securities.......    I,1-3
      E.   Trustee Compensation......................................    I,1-4
      F.   Investment Advisory Fee...................................    I,1-5
      G.   General Administration Fee................................    I,1-5
      H.   Distributor's Payment of Fund Expenses....................   I, 1-5
      I.   Portfolio Turnover........................................   I, 1-6
      J.   Rule 12b-1 Fees...........................................   I, 1-6




                                       (i)

                                   DEFINITIONS

         Each of the following terms used in this Statement of Additional Information has the meaning set forth below.

"1940 Act" means the Investment Company Act of 1940, as amended.

"Distributor" means State Street Research Investment Services, Inc., One Financial Center, Boston, Massachusetts 02111-2690

"Investment Manager" means State Street Research & Management Company, One Financial Center, Boston, Massachusetts 02111-2690.

"MetLife" means Metropolitan Life Insurance Company.

"NYSE" means the New York Stock Exchange, Inc.

"Vote of the majority of the outstanding voting securities" means the vote (i) of 67% or more of the voting securities if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less.


                                      (ii)

                                    SECTION I

         STATE STREET RESEARCH EQUITY INDEX FUND

         A. The Fund

         The Fund was organized in 2000 as a separate series of State Street Research Master Investment Trust ("Trust"), a Massachusetts business trust. A "series" is a separate pool of assets of the Trust which is separately managed and may have a different investment objective and different investment policies from the objective and policies of another series. The Trust currently is comprised of the following series: State Street Research Investment Trust and State Street Research Equity Index Fund ("Equity Index Fund" or "Fund").

         The Trust is an "open-end" management investment company. The Fund is "diversified" as that term is defined in the 1940 Act. Among other things, a diversified fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer. The percentage limitations do not apply to investments in other investment companies and government securities.

         Under the Trust's Master Trust Agreement, the Trustees may reorganize, merge or liquidate the Fund without prior shareholder approval.

         B. Investment Objective

         The investment objective of Equity Index Fund is a nonfundamental policy and may be changed without shareholder approval.

         C. Fundamental and Nonfundamental Restrictions

         The Equity Index Fund has adopted the following investment restrictions, and those investment restrictions are either fundamental or not fundamental. Fundamental restrictions may not be changed by the Fund except by the affirmative vote of a majority of the outstanding voting securities of the Fund. Restrictions that are not fundamental may be changed without a shareholder vote.

         The fundamental and nonfundamental policies of the Fund do not apply to any matters involving the issuance of multiple classes of shares of the Fund or the creation or use of structures (e.g., fund of funds, master-feeder structure) allowing the Fund to invest any or all of its assets in collective investment vehicles or allowing the Fund to serve as such a collective investment vehicle for other funds, to the extent permitted by law and regulatory authorities.


                                     I, 1-1

Fundamental Investment Restrictions

         It is the Equity Index Fund's policy:

         (1) not to borrow more than 33 1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings);

         (2) not to underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws;

         (3) not to purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

         (4) not to purchase or sell commodities or commodity contracts, except that it may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving the direct purchase or sale of physical commodities;

         (5) not to make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities;

         (6) not to, with respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or agencies or instrumentalities, or to securities issued by other investment companies;

         (7) not to, with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer, provided that such limitation does not apply to securities issued by other investment companies;

         (8) not to purchase securities (other than securities of the U.S. government, its agencies or instrumentalities), if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry; and


                                     I, 1-2

         (9) not to issue any class of securities which is senior to the Fund's shares, to the extent prohibited by the Investment Company Act of 1940, as amended.

Nonfundamental Investment Restrictions

         It is the Equity Index Fund's policy:

         (1)      not to invest in securities which are not readily marketable;

         (2) not to invest in securities restricted as to resale (excluding securities issued by a corresponding portfolio of State Street Master Funds and securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable); and

         (3) not to invest in repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (1), (2) and (3).

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

         D. Control Persons and Principal Holders of Securities

         As of the approximate date of this Statement of Additional Information, the Investment Manager, the Distributor and/or their indirect parent MetLife, were the beneficial owners of all or a substantial amount of the outstanding Class A, Class B(1), Class B, Class C and/or Class S shares of the Fund, and may be deemed to be in "control" of such class or the Fund, as defined in the 1940 Act. Although sales of Fund shares to other investors will reduce their percentage ownership, so long as 25% of a class of shares is so owned, such owners will be presumed to be in control of such class of shares for purposes of voting on certain matters submitted to a vote of shareholders, such as any Rule 12b-1 plan for a given class.


                                     I, 1-3

         E. Trustee Compensation

         The Trustees of State Street Research Master Investment Trust were compensated as follows:

                                                                Total              Total Compensation
                                                            Compensation             From All State
                                  Aggregate                   From All            Street Research Funds
                              Compensation From             State Street            and Metropolitan
                                Equity Index               Research Funds           Series Fund, Inc.
Name of Trustee                  Fund (a)(b)            Paid to Trustees (c)      Paid to Trustees (d)
---------------                  -----------            --------------------      --------------------
Bruce R. Bond                       $ 250                      $  55,495                $  55,495
Steven A. Garban                    $ 250                      $  80,150                $ 110,900
Dean O. Morton                      $ 250                      $  81,150                $ 108,900
Susan M. Phillips                   $ 250                      $  57,150                $  57,150
Toby Rosenblatt                     $ 250                      $  67,900                $  67,900
Michael S. Scott Morton             $ 250                      $  85,250                $ 113,000
Gerard P. Maus                      $   0                      $       0                $       0

-----------------

(a)  Estimated for the Fund's fiscal year ending December 31, 2000.

(b) The fund does not provide any pension or retirement benefits for the Trustees.

(c) Includes compensation on behalf of all series of 11 investment companies for which the Investment Manager has served as sole investment adviser. The figure in this column is for the 12 months ended December 31, 1999.

(d) Includes compensation on behalf of all series of 11 investment companies for which the Investment Manager has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is Metropolitan Life Insurance Company, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc. The figure in this column includes compensation relating to series of Metropolitan Series Fund, Inc. which are not advised by State Street Research & Management Company. The figure is for the 12 months ended December 31, 1999.

         For more information on the Trustees and officers of State Street Research Master Investment Trust, see Section III, D of this Statement of Additional Information.


                                     I, 1-4

         F. Investment Advisory Fee

         The advisory fee payable monthly by Equity Index Fund to the Investment Manager is computed as a percentage of the average of the value of the net assets of the Fund managed directly by the Investment Manager as determined at the close of regular trading on the NYSE on each day the NYSE is open for trading.

         The annual percentage rate is: 0.25%. Currently, however, the Fund invests exclusively in the Portfolio and no management fee is paid to the Investment Manager.

         The Portfolio is managed by State Street Global Advisors ("SSgA"), a division of State Street Bank and Trust Company ("SS Bank"). Neither SSgA, nor SS Bank, is an affiliate of the Equity Index Fund or the Investment Manager. For its services to the Portfolio as investment adviser, administrator and custodian (and for assuming certain ordinary operating expenses), SS Bank receives an advisory fee of 0.045% of the Portfolio's average daily net assets.

         G. General Administration Fee

         The general administration fee payable monthly by the Equity Index Fund to the Investment Manager is computed as a percentage of the average of the value of the net assets of the Fund as determined at the close of regular trading on the NYSE on each day the NYSE is open for trading.

         The annual percentage rate is:  0.25%.

         H. Distributor's Payment of Fund Expenses

         The Distributor has voluntarily undertaken to pay certain expenses of the Fund up to an amount which will enable the Fund to maintain a level of actual total operating expenses of approximately 0.35% of net assets or as otherwise mutually agreed from time to time by the Distributor and Trustees on behalf of the Fund ("Expense Benchmark"). The following expenses are excluded from this undertaking: Rule 12b-1 fees and any other class specific expenses, interest, taxes, brokerage commissions, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business. The Distributor may unilaterally cease to pay Fund expenses pursuant to this undertaking at any time.

         The Distributor is entitled to payment from the Fund for the amount of expenses paid on behalf of the Fund when the Fund's actual total operating expenses are less than the Expense Benchmark then in effect, provided that the effect of such payment does not cause the Fund to exceed the lower of (a) the Expense Benchmark then in effect or (b) the Expense Benchmark in effect in the year that the expenses were originally paid. The Distributor will not be entitled to such repayments from the Fund after the end of the fifth fiscal year of the Fund following the year in which the expenses were originally paid.


                                     I, 1-5

         I. Portfolio Turnover

         The Fund reserves full freedom with respect to portfolio turnover. In periods when there are rapid changes in economic conditions or security price levels, or when the Investment Manager's investment strategy changes significantly, portfolio turnover may be higher than during times of economic and market price stability or when the Investment Manager's investment strategy remains relatively constant.

         J. Rule 12b-1 Fees

         The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan"). Under the Distribution Plan, the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares of the Fund. Under the plan, the Fund provides the Distributor with a service fee at an annual rate of 0.25% on the average daily net assets of Class A, Class B(1), Class B and Class C shares. The Fund also provides a distribution fee at an annual rate of (i) up to 0.15% on the average daily net assets of Class A shares, and (ii) 0.75% of Class B(1), Class B and Class C shares. The service and distribution fees are used to cover personal services and/or the maintenance of shareholder accounts provided by the Distributor, brokers, dealers, financial professionals or others, and sales, promotional and marketing activities relating to the respective classes.

         Under the Distribution Plan, the Fund's payments compensate the Distributor for services and expenditures incurred under the plan and none of the payments are returnable to the Fund.


                                     I, 1-6

                       STATEMENT OF ADDITIONAL INFORMATION

                                   SECTION II
                                   ----------

         This Section II contains general information applicable to the fund identified on the cover page of this Statement of Additional Information.

                                TABLE OF CONTENTS
                                -----------------

                                                                          Page
                                                                          ----
   A.  Additional Information Concerning Investment Restrictions,
       Certain Risks and Investment Techniques.............................II-1
   B.  The Trusts, the Trustees and Officers and Fund Shares...............II-5
   C.  Investment Advisory and General Administration Services............II-14
   D.  Purchase and Redemption of Shares..................................II-15
   E.  Shareholder Accounts...............................................II-23
   F.  Net Asset Value....................................................II-28
   G.  Portfolio Transactions.............................................II-30
   H.  Certain Tax Matters................................................II-31
   I.  Distribution of Fund Shares........................................II-33
   J.  Calculation of Performance Data....................................II-36
   K.  Custodian..........................................................II-39
   L.  Independent Accountants............................................II-40
   M.  Financial Reports..................................................II-40

         A. Additional Information Concerning Investment Restrictions, Certain Risks and Investment Techniques

         The Fund follows certain fundamental and nonfundamental investment restrictions. The fundamental and nonfundamental investment restrictions for the Fund are included in Section I of this Statement of Additional Information.

         Because the fund currently invests exclusively in the shares of the State Street Equity 500 Index Portfolio ("Portfolio"), a series of State Street Master Funds, the Fund has adopted the Portfolio's investment policies. Additional information about the Portfolio's policies and practices is set forth below.

The S&P 500 Index

         Neither the Fund nor the Portfolio is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Portfolio. S&P has no obligation to take the needs of the Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the price and number of shares of the Fund or the timing of the issuance or sale of shares of the Fund, or calculation of the equation by which shares of the Fund are redeemable for cash.

         S&P has no obligation or liability in connection with the administration, marketing or trading of shares of the Fund.

         S&P does not guarantee the accuracy or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Fund, owners of shares of the Fund or any other person or entity, from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

Cash Reserves

         The Portfolio may hold portions of its assets in short-term debt instruments with remaining maturities of 397 days or less pending investment or to meet anticipated redemptions and day-to-day operating expenses. Short-term debt instruments consist of:

         (i) short-term obligations of the U.S. government, its agencies, instrumentalities, authorities or political subdivisions;

         (ii) other short-term debt securities rated at the time of purchase Aa or higher by Moody's Investors Service, Inc. ("Moody's") or AA or higher by Standard & Poor's Rating Group ("S&P") or, if unrated, of comparable quality in the opinion of the adviser to the Portfolio;

         (iii)  commercial paper;

         (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and

         (v)    repurchase agreements.

At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the adviser to the Portfolio. To the extent that the Portfolio holds the foregoing instruments its ability to tract its corresponding Index may be adversely affected.

Futures Contracts and Options on Futures

         The Portfolio may enter into futures contracts on securities in which it may invest or on indices comprised of such securities and may purchase and write call and put options on such contracts.

         A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds at a specified future date at a price agreed upon when the contract is made. An index futures contract is a contract to buy or sell specified units of an index at a specified future data at a price agreed upon when the contract is made. The value of a unit is based on the current value of the index. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Portfolio is required to deposit an initial margin with its custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Portfolio will honor its futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates. Options on futures contracts give the purchaser the right to assume a position in a futures contract at a specified price at any time before expiration of the option. The Portfolio will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

Illiquid Securities

         The Portfolio may invest in illiquid securities. The Portfolio will invest no more than 15% of its net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Lending of Portfolio Securities

         The Portfolio has the authority to lend portfolio securities to brokers, dealers and other financial organizations in amounts up to 33 1/3% of the total value of its assets. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and
(c) expenses of enforcing its rights.

Options on Securities and Securities Indices

         The Portfolio may purchase or sell options on securities in which it may invest and on indices that are comprised of securities in which it may invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the different between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded. Typically, a call option will be profitable to the holder of the option if the value of the security or the index increases during the term of the option; a put option will be valuable if the value of the security or the index decreases during the term of the option. The Portfolio may also invest in warrants, which entitle the holder to buy equity securities at a specific price for a specific period of time.

Purchase of Other Investment Company Funds

         The Portfolio may, to the extent permitted under the 1940 Act and exemptive rules and orders thereunder, invest in shares of other investment companies which invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to the Fund's. These investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions.

Repurchase Agreements

         The Portfolio may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral. Under a repurchase agreement, the Portfolio purchases securities from a financial institution that agrees to repurchase the securities at the Portfolio's original purchase price plus interest within a specified time (normally one business day). The Portfolio will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Portfolio's adviser considers satisfactory. Should the counterparty to a transaction fail financially, the Portfolio may encounter delay and incur costs before being able to sell the securities, or may be prevented from realizing on the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Portfolio.

U.S. Government Securities

         The Portfolio may purchase U.S. government securities. U.S. government securities include U.S. Treasury bills, notes, and bonds and other obligations issued or guaranteed as to interest or principal by the U.S. government and its agencies or instrumentalities. Obligations issued or guaranteed as to interest or principal by the U.S. government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the U.S. government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

When-Issued Securities

         The Portfolio may purchase securities on a when-issued basis. Delivery of a payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the Portfolio until settlement takes place. The Portfolio segregates liquid securities in an amount at least equal to these commitments. When entering into a when-issued transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

         B. The Trust, the Trustees and Officers and Fund Shares

         The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of separate series, $.001 par value per share. The Trustees also have authority, without the necessity of a shareholder vote, to create any number of new series or classes or to commence the public offering of shares of any previously established series or classes. The Trustees have authorized shares of each Fund to be issued in multiple classes.

         Each share of each class of shares represents an identical legal interest in the same portfolio of investments of a Fund, has the same rights and is identical in all respects, except that Class A, Class B(1), Class B and Class C shares bear the expenses of the deferred sales arrangement and any expenses (including the higher service and distribution fees) resulting from such sales arrangement, and certain other incremental expenses related to a class. Each class will have exclusive voting rights with respect to provisions of the Rule 12b-1 distribution plan pursuant to which the service and distribution fees, if any, are paid. Although the legal rights of holders of each class of shares are identical, it is likely that the different expenses borne by each class will result in different net asset values and dividends. The different classes of shares of the Fund also have different exchange privileges. Except for those differences between classes of shares described above, in the Fund's Prospectus and otherwise this Statement of Additional Information, each share of the Fund has equal dividend, redemption and liquidation rights with other shares of the Fund, and when issued, is fully paid and nonassessable by the Fund.

         Shareholder rights granted under the Master Trust Agreement may be modified, suspended or repealed, in whole or part, by the Trustees, except as provided by law or under the terms of the Master Trust Agreement. The Master Trust Agreement may not be amended by the Trustees if the amendment would (a) repeal the limitation on personal liability of any shareholder or Trustee, or repeal the prohibition of assessment upon shareholders, without the express consent of each shareholder or Trustee involved or (b) adversely modify any shareholder right without the consent of the holders of a majority of the outstanding shares entitled to vote. On any matter submitted to the shareholders, the holder of a Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value thereof.

         Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there ordinarily will be no shareholder meetings unless required by the 1940 Act. Except as otherwise provided under the 1940 Act, the Board of Trustees will be a self-perpetuating body until fewer than two-thirds of the Trustees serving as such are Trustees who were elected by shareholders of the Trust. In the event less than a majority of the Trustees serving as such were elected by shareholders of the Trust, a meeting of shareholders will be called to elect Trustees. Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares; holders of 10% or more of the outstanding shares of the Trust can require that the Trustees call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. In connection with such meetings called by shareholders, shareholders will be assisted in shareholder communications to the extent required by applicable law.

         Under Massachusetts law, the shareholders of a Trust could, under certain circumstances, be held personally liable for the obligations for the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification for all losses and expenses of any shareholder of the Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Investment Manager believes that, in view of the above, the risk of personal liability to shareholders is remote.

         The Trustees and officers of the Trust are identified below, together with biographical information.

-------------------------------------------------------------------------------------------------------------------
    STATE STREET          Capital          Equity          Exchange        Financial        Growth       Income
-------------------------------------------------------------------------------------------------------------------
      RESEARCH:            Trust           Trust             Trust           Trust           Trust        Trust
-------------------------------------------------------------------------------------------------------------------
    TRUSTEES AND
-------------------------------------------------------------------------------------------------------------------
      PRINCIPAL
-------------------------------------------------------------------------------------------------------------------
      OFFICERS
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Bruce R. Bond         Trustee          Trustee          Trustee          Trustee          Trustee      Trustee
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
John R. Borzilleri                                                       Vice President
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Paul J. Clifford, Jr.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Catherine Dudley      Vice President
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Bruce A. Ebel                                                            Vice President
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Steve A. Garban       Trustee          Trustee          Trustee          Trustee          Trustee      Trustee
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Bartlett R. Geer                       Vice President                                                  Vice
                                                                                                       President
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Lawrence J. Haverty,  Vice President
Jr.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
F. Gardner Jackson,                    Vice President
Jr.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
John H. Kallis                                                           Vice President                Vice
                                                                                                       President
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Dyann H. Kiessling
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                           Master        Money
-------------------------------------------------------------------------------------------
    STATE STREET         Investment      Market        Securities         Tax-Exempt
-------------------------------------------------------------------------------------------
      RESEARCH:             Trust        Trust           Trust               Trust
-------------------------------------------------------------------------------------------
    TRUSTEES AND
-------------------------------------------------------------------------------------------
      PRINCIPAL
-------------------------------------------------------------------------------------------
      OFFICERS
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Bruce R. Bond            Trustee     Trustee          Trustee            Trustee
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
John R. Borzilleri
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Paul J. Clifford, Jr.                                                    Vice President
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Catherine Dudley

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Bruce A. Ebel
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Steve A. Garban          Trustee     Trustee          Trustee            Trustee
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Bartlett R. Geer                                      Vice President

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Lawrence J. Haverty,
Jr.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
F. Gardner Jackson,
Jr.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
John H. Kallis                       Vice President   Vice President     Vice President

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Dyann H. Kiessling                   Vice President
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
    STATE STREET          Capital          Equity        Exchange       Financial      Growth      Income
------------------------------------------------------------------------------------------------------------
      RESEARCH:            Trust           Trust          Trust           Trust        Trust       Trust
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
    TRUSTEES AND
------------------------------------------------------------------------------------------------------------
      PRINCIPAL
------------------------------------------------------------------------------------------------------------
      OFFICERS
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Rudolph K. Kluiber    Vice President
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Francis J. McNamara,  Secretary        Secretary      Secretary       Secretary      Secretary   Secretary
III
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Gerard P. Maus        Trustee,         Trustee,       Trustee,        Trustee,       Trustee,    Trustee,
                      Chairman of      Chairman of    Chairman of     Chairman of    Chairman    Chairman
                      the Board,       the Board,     the Board,      the Board,     of the      of the
                      President,       President,     President,      President,     Board,      Board,
                      Chief Executive  Chief          Chief           Chief          President,  President,
                      Officer and      Executive      Executive       Executive      Chief       Chief
                      Treasurer        Officer and    Officer and     Officer and    Executive   Executive
                                       Treasurer      Treasurer       Treasurer      Officer     Officer
                                                                                     and         and
                                                                                     Treasurer   Treasurer
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Thomas P. Moore, Jr.                   Vice President                 Vice President
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Dean O. Morton        Trustee          Trustee        Trustee         Trustee        Trustee     Trustee
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Brian P. O'Dell                        Vice President
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Kim M. Peters
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Susan M. Phillips     Trustee          Trustee        Trustee         Trustee        Trustee     Trustee
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
E.K. Easton                                                           Vice President
Ragsdale, Jr.
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Daniel J. Rice III                     Vice President
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Toby Rosenblatt       Trustee          Trustee        Trustee         Trustee        Trustee     Trustee
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Michael S. Scott      Trustee          Trustee        Trustee         Trustee        Trustee     Trustee
Morton
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
                          Master        Money
------------------------------------------------------------------------------------------
    STATE STREET        Investment      Market        Securities         Tax-Exempt
------------------------------------------------------------------------------------------
      RESEARCH:            Trust        Trust           Trust               Trust
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    TRUSTEES AND
------------------------------------------------------------------------------------------
      PRINCIPAL
------------------------------------------------------------------------------------------
      OFFICERS
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Rudolph K. Kluiber
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Francis J. McNamara,    Secretary   Secretary      Secretary        Secretary
III
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Gerard P. Maus          Trustee,    Trustee,       Trustee,         Trustee, Chairman
                        Chairman    Chairman of    Chairman of      of the Board,
                        of the      the Board,     the Board,       President, Chief
                        Board,      President,     President,       Executive Officer
                        President,  Chief          Chief Executive  and Treasurer
                        Chief       Executive      Officer and
                        Executive   Officer and    Treasurer
                        Officer     Treasurer
                        and
                        Treasurer
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Thomas P. Moore, Jr.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Dean O. Morton          Trustee     Trustee        Trustee          Trustee
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Brian P. O'Dell
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Kim M. Peters                                      Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Susan M. Phillips       Trustee     Trustee        Trustee          Trustee
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
E.K. Easton
Ragsdale, Jr.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Daniel J. Rice III
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Toby Rosenblatt         Trustee     Trustee        Trustee          Trustee
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michael S. Scott        Trustee     Trustee        Trustee          Trustee
Morton
------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
    STATE STREET          Capital          Equity           Exchange          Financial         Growth      Income
---------------------------------------------------------------------------------------------------------------------
      RESEARCH:            Trust           Trust              Trust             Trust            Trust       Trust
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
    TRUSTEES AND
---------------------------------------------------------------------------------------------------------------------
      PRINCIPAL
---------------------------------------------------------------------------------------------------------------------
      OFFICERS
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Thomas A. Shively                                                           Vice President                Vice
                                                                                                          President
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Tucker Walsh          Vice President
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
James M. Weiss        Vice President   Vice President    Vice President     Vice President    Vice        Vice
                                                                                              President   President
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Elizabeth M. Westvold
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
John T. Wilson                         Vice President

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Kennard Woodworth,                                       Vice President     Vice President    Vice
Jr.                                                                                           President
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Peter A. Zuger                         Vice President
---------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
                           Master           Money
----------------------------------------------------------------------------------------------------
    STATE STREET         Investment         Market           Securities            Tax-Exempt
----------------------------------------------------------------------------------------------------
      RESEARCH:             Trust           Trust              Trust                  Trust
------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
    TRUSTEES AND
----------------------------------------------------------------------------------------------------
      PRINCIPAL
----------------------------------------------------------------------------------------------------
      OFFICERS
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Thomas A. Shively                       Vice President    Vice President      Vice President

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Tucker Walsh
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
James M. Weiss           Vice                             Vice President
                         President
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Elizabeth M. Westvold                                     Vice President
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
John T. Wilson           Vice
                         President
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Kennard Woodworth,                                        Vice President
Jr.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Peter A. Zuger
----------------------------------------------------------------------------------------------------

         Additional information on the Trustees, Directors and principal officers of the State Street Research Funds is provided below. The address for each person is One Financial Center, Boston, Massachusetts 02111.

         Bruce R. Bond: He is 53. During the past five years, Mr. Bond has also served as Chairman of the Board, Chief Executive Officer and President of PictureTel Corporation, Chief Executive Officer of ANS Communications (a communications networking company) and as managing director of British Telecommunications PLC.

         *John R. Borzilleri, MD: He is 41 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as a Vice President of the Investment Manager, as a Vice President of Montgomery Securities and as an equity analyst at Dean Witter.

         *Paul J. Clifford, Jr.: He is 37 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as Vice President of the Investment Manager.

         *Catherine Dudley: She is 39 and her principal occupation is senior Vice President of the Investment Manager. During the past five years she has also served as a senior portfolio manager at Chancellor Capital Management and as a portfolio manager at Phoenix Investment Council.

         *Bruce A. Ebel: He is 44 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as a Vice President and portfolio manager at Loomis, Sayles & Company, L.P.

         +Steve A. Garban: He is 62 and he is retired and was formerly Senior Vice President for Finance and Operations and Treasurer of The Pennsylvania State University. Mr. Garban is also a Director of Metropolitan Series Fund, Inc. (an investment company).

         *Bartlett R. Geer: He is 44 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

         *Lawrence J. Haverty, Jr.: He is 55 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

         *F. Gardner Jackson, Jr.: He is 57 and his principal occupation is currently, and during the past five years has been Senior Vice President of the Investment Manager.

         *John H. Kallis: He is 59 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

         *Dyann H. Kiessling: She is 36 and her principal occupation is Vice President of the Investment Manager. During the past five years she has also served as a fixed income trader for the Investment Manager.

         *Rudolph K. Kluiber: He is 40 and his principal occupation currently is Senior Vice President of the Investment Manager. During the past five years he has also served as a Vice President of the Investment Manager.

         *Gerard P. Maus: He is 48 and his principal occupation is currently, and during the past five years has been Executive Vice President, Treasurer, Chief Financial Officer, Chief Administrative Officer and Director of the Investment Manager, and since May 2000 Interim Chief Operating Officer of the Investment Manager. Mr. Maus's other principal business affiliations include Executive Vice President, Chief Financial Officer, Chief Administrative Officer, Treasurer and Director of State Street Research Investment Services, Inc.; Treasurer and Chief Financial Officer of SSRM Holdings, Inc.; and Director of SSR Realty Advisors, Inc.

         *Francis J. McNamara, III: He is 44 and his principal occupation is Executive Vice President, General Counsel and Secretary of the Investment Manager. During the past five years he has also served as Senior Vice President of the Investment Manager. Mr. McNamara's other principal business affiliations include Executive Vice President, General Counsel and Clerk of State Street Research Investment Services, Inc.; and Secretary and General Counsel of SSRM Holdings, Inc.

         *Thomas P. Moore, Jr.: He is 61 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

         +Dean O. Morton: He is 67 and he is retired and was formerly Executive Vice President, Chief Operating Officer and Director of Hewlett-Packard Company. Mr. Morton is also a Director of Metropolitan Series Fund, Inc. (an investment company).

         *Brian P. O'Dell: He is 34 and his principal occupation is currently Assistant Portfolio Manager for the Investment Manager. During the past five years he has also served as a portfolio manager and analyst at Freedom Capital Management Corporation.

         *Kim M. Peters: He is 47 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

         Susan M. Phillips: She is 55 and her principal occupation is currently Dean of the School of Business and Public Management at George Washington University and Professor of Finance. Previously, she was a member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures Trading Commission.

         *E.K. Easton Ragsdale, Jr.: He is 48 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as Vice President of the Investment Manager.

         *Daniel J. Rice III: He is 48 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

         Toby Rosenblat: He is 61 and his principal occupations during the past five years have been President of Founders Investments Ltd. and President of The Glen Ellen Company, a private investment company.

         +Michael S. Scott Morton: He is 62 and his principal occupation during the past five years has been Jay W. Forrester Professor of Management at Sloan School of Management, Massachusetts Institute of Technology. Dr. Scott Morton is also a Director of Metropolitan Series Fund, Inc. (an investment company).

         *Thomas A. Shively: He is 45 and his principal occupation is currently, and during the past five years has been, Executive Vice President of the Investment Manager. Mr. Shively is also a Director of the Investment Manager. Mr. Shively's other principal business affiliations include Director of State Street Research Investment Services, Inc.

         *Tucker Walsh: He is 30 and his principal occupation is Vice President of the Investment Manager. During the past five years he has also served as an analyst for the Investment Manager and for Chilton Investment Partners and Cowen Asset Management.

         *James M. Weiss: He is 53 and his principal occupation is Executive Vice President and Director of the Investment Manager. During the past five years he has also served as Senior Vice President of the Investment Manager and as President and Chief Investment Officer of IDS Equity Advisors.

         *Elizabeth M. Westvold: She is 39 and her principal occupation is Senior Vice President of the Investment Manager. During the past five years she has also served as Vice President for the Investment Manager.

         *John T. Wilson: He is 36 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as a Vice President of the Investment Manager, as an analyst and portfolio manager at Phoenix Home Life Mutual Insurance Company and as a Vice President of Phoenix Investment Counsel Inc.

         *Kennard Woodworth, Jr.: He is 61 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

         *Peter A. Zuger: He is 51. His principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years he has also served as Vice President of American Century Investment Management Company.

--------------------------------

* These Trustees and/or Officers are deemed to be "interested persons" of the Trust under the 1940 Act because of their affiliations with the Fund's investment adviser.

+ Serves as a Director of Metropolitan Series Fund, Inc., which has an advisory relationship with the Investment Manager or its parent, Metropolitan Life Insurance Company.

         C. Investment Advisory and General Administration Services

         Under the provisions of the Trust's Master Trust Agreement and the laws of Massachusetts, responsibility for the management and supervision of the Fund rests with the Trustees.

         State Street Research & Management Company, the Investment Manager, a Delaware corporation, with offices at One Financial Center, Boston, Massachusetts 02111-2690, acts as investment adviser to the Fund. The Investment Manager was founded by Paul Cabot, Richard Saltonstall and Richard Paine to serve as investment adviser to one of the nation's first mutual funds, presently known as State Street Research Investment Trust, which they had formed in 1924. Their investment management philosophy emphasized comprehensive fundamental research and analysis, including meetings with the management of companies under consideration for investment. The Investment Manager's portfolio management group has extensive investment industry experience managing equity and debt securities.

         The Investment Manager is charged with the overall responsibility for managing the investments of the Fund, subject to the authority of the Board of Trustees. The Advisory Agreement provides that the Investment Manager shall directly manage the assets of the Fund in the event that the Trust's Board of Trustees determines it is in the best interests of the Fund's shareholders to withdraw its investment in the Portfolio. In addition, the Investment Manager shall provide such other direct management of the assets of the Fund, including asset allocation services, as the Board of Trustees may determine in its discretion. The Investment Manager compensates all executive and clerical personnel and Trustees if such persons are employees of the Investment Manager or its affiliates. The Investment Manager is an indirect wholly owned subsidiary of MetLife.

         The Advisory Agreement provides that it shall continue in effect with respect to the Fund for a period of two years after its initial effectiveness and will continue from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and (ii) in either event by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

         Information about rates at which fees are calculated under the Advisory Agreement, as well as the fees paid to the Investment Manager in previous years, if applicable, is included in Section I of this Statement of Additional Information.

         Under the General Administration Agreement with the Trust, State Street Research & Management Company, as Administrator, is responsible for the general administration of the Fund. Under the agreement, the Administrator manages, supervises and conducts the Fund's business affairs and provides such services as necessary for effective administration of the Fund, to the extent not otherwise covered by a separate agreement or arrangement. Among other things, the Administrator monitors the performance of the Portfolio and reports on the Portfolio's performance to the Trustees, furnishes necessary assistance in the preparation of required reports and registration statements, furnishes the Fund with office space and facilities, and provides personnel for clerical, bookkeeping, accounting and other office functions.

         Information about rates at which fees are calculated under the General Administration Agreement, as well as the fees paid to the Administrator in previous years, if applicable, is included in Section I of this Statement of Additional Information.

         The Fund, the Investment Manager, and the Distributor have adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Under the Code of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Fund are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

         Also, the Portfolio and its adviser have each adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Portfolio and its adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Portfolio (which may also be held by persons subject to the code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities.

         D. Purchase and Redemption of Shares

         Shares of the Fund are distributed by State Street Research Investment Services, Inc., the Distributor. Class A, Class B(1), Class B, Class C and Class S shares of the Fund may be purchased at the next determined net asset value per share plus, in the case of all classes except Class S shares, a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or (ii) on a deferred basis (the Class B(1), Class B and Class C shares). Class B shares are available only to current Class B shareholders through reinvestment of dividends and capital gains distributions or through exchanges from existing Class B accounts of the State Street Research Funds. General information on how to buy shares of the Fund, as well as sales charges involved, are set forth under "Your Investment" in the Prospectus. The following supplements that information.

         Public Offering Price. The public offering price for each class of shares is based on their net asset value determined as of the close of regular trading on the NYSE, but not later than 4 p.m. eastern time, on the day the purchase order is received by State Street Research Service Center (the "Service Center"), provided that the order is received prior to the close of regular trading on the NYSE on that day; otherwise the net asset value used is that determined as of the close of the NYSE on the next day it is open for unrestricted trading. When a purchase order is placed through a broker-dealer, that broker-dealer is responsible for transmitting the order promptly to the Service Center in order to permit the investor to obtain the current price. Any loss suffered by an investor which results from a broker-dealer's failure to transmit an order promptly is a matter for settlement between the investor and the broker-dealer. Under certain pre-established operational arrangements, the price may be determined as of the time the order is received by the broker-dealer or its designee.

         Alternative Purchase Program. Alternative classes of shares permit investors to select a purchase program which they believe will be the most advantageous for them, given the amount of their purchase, the length of time they anticipate holding Fund shares, or the flexibility they desire in this regard, and other relevant circumstances. Investors will be able to determine whether in their particular circumstances it is more advantageous to incur an initial sales charge and not be subject to certain ongoing charges or to have their entire purchase price invested in the Fund with the investment being subject thereafter to ongoing service fees and distribution fees.

         As described in greater detail below, financial professionals are paid differing amounts of compensation depending on which class of shares they sell.

         The major differences among the various classes of shares are as follows:

----------------------------------------------------------------------------------------------------------------------
                           Class A            Class B(1)           Class B             Class C            Class S
                           -------            ----------           -------             -------            -------
                           -------------------------------------------------------------------------------------------

  Sales Charges Paid by    Initial sales      Contingent           Contingent          Contingent         None
  Investor to Distributor  charge at time     deferred sales       deferred sales      deferred sales
                           of investment of   charge of 5% to 1%   charge of 5% to     charge of 1%
                           up to 5.75%*       applies to any       2% applies to any   applies to any
                           depending on       shares redeemed      shares redeemed     shares redeemed
                           amount of          within first six     within first five   within one year
                           investment         years following      years following     following their
                                              their purchase; no   their purchase;     purchase
                                              contingent           no contingent
                                              deferred sales       deferred sales
                                              charge after six     charge after five
                                              years                years
----------------------------------------------------------------------------------------------------------------------

                           On investments of
                           $1 million or
                           more, no initial
                           sales charge;
                           but contingent
                           deferred sales
                           charge of up to
                           1% may apply
                           to any shares
                           redeemed within
                           one year
                           following their
                           purchase
----------------------------------------------------------------------------------------------------------------------
  Initial Commission       Above described    4%                   4%                  1%                 None
  Paid by Distributor to   initial sales
  Financial Professional   charge less
                           0.25% to 0.75%
                           retained by
                           distributor

                           On investments
                           of $1 million or
                           more, 0.25% to
                           1% paid to
                           dealer by
                           Distributor
----------------------------------------------------------------------------------------------------------------------
  Rule 12b-1 Service Fee
----------------------------------------------------------------------------------------------------------------------
       Paid by Fund to     0.25% each year    0.25% each year      0.25% each year     0.25% each year    None
       Distributor
----------------------------------------------------------------------------------------------------------------------
       Paid by             0.25% each year    0.25% each year      0.25% each year     0.25% each year    None
       Distributor to                         commencing after     commencing after    commencing after
       Financial                              one year following   one year            one year
       Professional                           purchase             following purchase  following
                                                                                       purchase
----------------------------------------------------------------------------------------------------------------------
  Rule 12b-1
  Distribution Fee
----------------------------------------------------------------------------------------------------------------------
       Paid by Fund to     Up to 0.15% each   0.75% for first      0.75% for first     0.75% each year    None
       Distributor         year               eight years; Class   eight years;
                                              B(1) shares          Class B shares
                                              convert              convert
                                              automatically to     automatically to
                                              Class A shares       Class A shares
                                              after eight years    after eight years
----------------------------------------------------------------------------------------------------------------------
       Paid by             Up to 0.15% each   None                 None                0.75% each year    None
       Distributor to      year                                                        commencing after
       Financial                                                                       one year
       Professional                                                                    following
                                                                                       purchase
----------------------------------------------------------------------------------------------------------------------

-----------------
* or up to 4.50% for State Street Research Government Income Fund, State Street Research High Income Fund, State Street Research Strategic Income Fund, State Street Research Tax-Exempt Fund and State Street Research New York Tax Free Fund.

         Class A Shares--Reduced Sales Charges. The reduced sales charges set forth under "Your Investment--Choosing a Share Class" in the Prospectus apply to purchases made at any one time by any "person," which includes: (i) an individual, or an individual combining with his or her spouse and their children and purchasing for his, her or their own account; (ii) a "company" as defined in
Section 2(a)(8) of the 1940 Act; (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code); (iv) a tax-exempt organization under Section 501(c)(3) or (13) of the Internal Revenue Code; and
(v) an employee benefit plan of a single employer or of affiliated employers.

         Investors may purchase Class A shares of the Fund at reduced sales charges by executing a Letter of Intent to purchase no less than an aggregate of $100,000 of the Fund or any combination of Class A shares of "Eligible Funds" (which include the Fund and other funds as designated by the Distributor from time to time) within a 13-month period. The sales charge applicable to each purchase made pursuant to a Letter of Intent will be that which would apply if the total dollar amount set forth in the Letter of Intent were being bought in a single transaction. Purchases made within a 90-day period prior to the execution of a Letter of Intent may be included therein; in such case the date of the earliest of such purchases marks the commencement of the 13-month period.

         An investor may include toward completion of a Letter of Intent the value (at the current public offering price) of all of his or her Class A shares of the Fund and of any of the other Class A shares of Eligible Funds held of record as of the date of his or her Letter of Intent, plus the value (at the current offering price) as of such date of all of such shares held by any "person" described herein as eligible to join with the investor in a single purchase. Class B(1), Class B, Class C and Class S shares may also be included in the combination under certain circumstances.

         A Letter of Intent does not bind the investor to purchase the specified amount. Shares equivalent to 5% of the specified amount will, however, be taken from the initial purchase (or, if necessary, subsequent purchases) and held in escrow in the investor's account as collateral against the higher sales charge which would apply if the total purchase is not completed within the allotted time. The escrowed shares will be released when the Letter of Intent is completed or, if it is not completed, when the balance of the higher sales charge is, upon notice, remitted by the investor. All dividends and capital gains distributions with respect to the escrowed shares will be credited to the investor's account.

         Investors may purchase Class A shares of the Fund or a combination of Eligible Funds at reduced sales charges pursuant to a Right of Accumulation. The applicable sales charge under the right is determined on the amount arrived at by combining the dollar amount of the purchase with the value (at the current public offering price) of all Class A shares of the other Eligible Funds owned as of the purchase date by the investor plus the value (at the current public offering price) of all such shares owned as of such date by any "person" described herein as eligible to join with the investor in a single purchase. Class B(1), Class B, Class C and Class S shares may also be included in the combination under certain circumstances. Investors must submit to the Distributor sufficient information to show that they qualify for this Right of Accumulation.

         Other Programs Related to Class A Shares. Class A shares of the Fund may be sold, or issued in an exchange, at a reduced sales charge or without a sales charge pursuant to certain sponsored arrangements for designated classes of investors. These arrangements include programs sponsored by the Distributor or others under which, for example, a company, employee benefit plan or other organization makes recommendations to, or permits group solicitation of, its employees, members or participants to purchase Fund shares. (These arrangements are not available to any organization created primarily for the purpose of obtaining shares of the Fund at a reduced sales charge or without a sales charge.) Sponsored arrangements may be established for non-profit organizations, holders of individual retirement accounts or participants in limited promotional campaigns, such as a special offering to shareholders of funds in other complexes that may be liquidating. Sales without a sales charge, or with a reduced sales charge, may also be made through brokers, registered investment advisers, financial planners, institutions, and others, under managed fee-based programs (e.g., "wrap fee" or similar programs) which meet certain requirements established by the Distributor. Information on such arrangements and further conditions and limitations is available from the Distributor.

         The entire sales charge on Class A shares may be reallowed to financial professionals who sell shares during certain special promotional periods which may be instituted from time to time. The Fund reserves the right to have such promotions without further supplement to the Prospectus or Statement of Additional Information. The financial professionals who receive the entire sales charge may be deemed to be underwriters of the Fund's shares under the Securities Act of 1933 during such promotions.

         In addition, no sales charge is imposed in connection with the sale of Class A shares of the Fund to the following entities and persons: (A) the Investment Manager, Distributor or any affiliated entities, including any direct or indirect parent companies and other subsidiaries of such parents (collectively "Affiliated Companies"); (B) employees, officers, sales representatives or current or retired directors or trustees of the Affiliated Companies or any investment company managed by any of the Affiliated Companies, any relatives of any such individuals whose relationship is directly verified by such individuals to the Distributor, or any beneficial account for such relatives or individuals; (C) employees, officers, sales representatives or directors of dealers and other entities with a selling agreement with the Distributor to sell shares of any aforementioned investment company, any spouse or child of such person, or any beneficial account for any of them; and (D) others who because of their business relationship with the Fund, the Distributor or its affiliates, and because of their knowledge of the Fund, do not require any significant sales effort or expense to educate them about the Fund. The purchase must be made for investment and the shares purchased may not be resold except through redemption. This purchase program is subject to such administrative policies, regarding the qualification of purchasers, minimum investments by various groups and any other matters, as may be adopted by the Distributor from time to time.

         Conversion of Class B(1) and Class B Shares to Class A Shares. A shareholder's Class B(1) and Class B shares of the Fund, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Class A shares of the Fund at the end of eight years following the issuance of such Class B(1) and Class B shares; consequently, they will no longer be subject to the higher expenses borne by Class B(1) and Class B shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Class A shares than the Class B(1) and Class B shares so converted. As noted above, holding periods for Class B(1) shares received in exchange for Class B(1) shares of other Eligible Funds and for Class B shares received in exchange for Class B shares of other Eligible Funds, will be counted toward the eight-year period.

         Contingent Deferred Sales Charges. The amount of any contingent deferred sales charge paid on Class A shares (on sales of $1 million or more and which do not involve an initial sales charge) or on Class B(1), Class B or Class C shares of the Fund will be paid to the Distributor. The Distributor will pay dealers at the time of sale a 4% commission for selling Class B(1) and Class B shares and a 1% commission for selling Class C shares. In certain cases, a dealer may elect to waive the 4% commission on Class B(1) and Class B shares and receive in lieu thereof an annual fee, usually 1%, with respect to such outstanding shares. The proceeds of the contingent deferred sales charges and the distribution fees are used to offset distribution expenses and thereby permit the sale of Class B(1), Class B and Class C shares without an initial sales charge.

         In determining the applicability and rate of any contingent deferred sales charge of Class B(1), Class B or Class C shares, it will be assumed that a redemption of the shares is made first of those shares having the greatest capital appreciation, next of shares representing reinvestment of dividends and capital gains distributions and finally of remaining shares held by shareholder for the longest period of time. Class B(1) shares that are redeemed within a six-year period after purchase, Class B shares that are redeemed within a five-year period after their purchase, and Class C shares that are redeemed within a one-year period after their purchase, will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents (1) capital appreciation of Fund assets or (2) reinvestment of dividends or capital gains distributions. The holding period for purposes of applying a contingent deferred sales charge for a particular class of shares of the Fund acquired through an exchange from another Eligible Fund will be measured from the date that such shares were initially acquired in the other Eligible Fund, and shares of the same class being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in such other Eligible Fund. These determinations will result in any contingent deferred sales charge being imposed at the lowest possible rate. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption.

         Contingent Deferred Sales Charge Waivers. With respect to Class A shares (on sales of $1 million or more and which do not involve an initial sales charge), and Class B(1), Class B and Class C shares of the Fund, the contingent deferred sales charge does not apply to exchanges or to redemptions under a systematic withdrawal plan which meets certain conditions. The contingent deferred sales charge will be waived for participant initiated distributions from State Street Research prototype employee retirement plans. In addition, the contingent deferred sales charge will be waived for: (i) redemptions made within one year of the death or total disability, as defined by the Social Security Administration, of all shareholders of an account; (ii) redemptions made after attainment of a specific age in an amount which represents the minimum distribution required at such age under Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, for retirement accounts or plans (e.g., age 70-1/2 for Individual Retirement Accounts and Section 403(b) plans), calculated solely on the basis of assets invested in the Fund or other Eligible Funds; and
(iii) a redemption resulting from a tax-free return of an excess contribution to an Individual Retirement Account. (The foregoing waivers do not apply to a tax-free rollover or transfer of assets out of the Fund). The Fund may waive the contingent deferred sales charge on any class, or modify or terminate any waivers, at any time. The Fund may limit the application of multiple waivers and establish other conditions for employee benefit plans. Certain employee benefit plans sponsored by a financial professional may be subject to other conditions for waivers under which the plans may initially invest in Class B(1) or Class B shares and then Class A shares of certain funds upon meeting specific criteria. No contingent deferred sales charges apply to shares held by MetLife, the Investment Manager or the Distributor.

         Class S Shares. Class S shares are currently available to certain employee benefit plans such as qualified retirement plans which meet criteria relating to number of participants, service arrangements, or similar factors; insurance companies; investment companies; advisory accounts of the Investment Manager; endowment funds of nonprofit organizations with substantial minimum assets (currently a minimum of $10 million); and other similar institutional investors. Class S shares may be acquired through programs or products sponsored by MetLife, its affiliates, or both for which Class S shares have been designated. In addition, Class S shares are available through programs under which, for example, investors pay an asset-based fee and/or a transaction fee to intermediaries. Class S share availability is determined by the Distributor and intermediaries based on the overall direct and indirect costs of a particular program, expected assets, account sizes and similar considerations. For information on different conditions that may apply to certain Funds, see Section I for the relevant Fund.

         In the discretion of the Distributor, Class S shares may be made available to (a) current and former employees, officers and directors of the Investment Manager and

Distributor; (b) current and former directors or trustees of the investment companies for which the Investment Manager serves as the primary investment adviser; and (c) relatives of any such individuals, provided that the relationship is directly verified by such individuals to the Distributor, and any beneficial account for such relatives or individuals. Class A shares acquired by such individuals and relatives may, in the discretion of the Distributor, be converted into Class S shares. This purchase program is subject to such administrative policies, regarding the qualification of purchasers and any other matters, as may be adopted by the Distributor from time to time.

         Reorganizations. In the event of mergers or reorganizations with other public or private collective investment entities, including investment companies as defined in the 1940 Act, the Fund may issue its shares at net asset value (or more) to such entities or to their security holders.

         In-Kind Purchase Option. In the discretion of the Investment Manager, shares of the Fund may be offered for purchase partly or entirely in exchange for securities. This option is available only in very limited circumstances. The Investment Manager will not approve the acceptance of any securities in exchange for Fund shares unless it believes the securities are appropriate investments for the Fund.

         Redemptions. The Fund reserves the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Fund may limit the amount of redemption proceeds paid in cash. Although it has no present intention to do so, the Fund may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period. In connection with any redemptions paid in kind with portfolio securities, brokerage and other costs may be incurred by the redeeming shareholder in the sale of the securities received.

         Systematic Withdrawal Plan. A shareholder who owns noncertificated Class A or Class S shares with a value of $5,000 or more, or Class B(1), Class B or Class C shares with a value of $10,000 or more, may elect, by participating in the Fund's Systematic Withdrawal Plan, to have periodic checks issued for specified amounts. These amounts may not be less than certain minimums, depending on the class of shares held. The Plan provides that all income dividends and capital gains distributions of the Fund shall be credited to participating shareholders in additional shares of the Fund. Thus, the withdrawal amounts paid can only be realized by redeeming shares of the Fund under the Plan. To the extent such amounts paid exceed dividends and distributions from the Fund, a shareholder's investment will decrease and may eventually be exhausted.

         In the case of shares otherwise subject to contingent deferred sales charges, no such charges will be imposed on withdrawals of up to 12% annually (minimum $50 per withdrawal) of either (a) the value, at the time the Systematic Withdrawal Plan is initiated, of the shares then in the account or (b) the value, at the time of a withdrawal, of the same number of shares as in the account when the Systematic Withdrawal Plan was initiated, whichever is higher.

         Expenses of the Systematic Withdrawal Plan are borne by the Fund. A participating shareholder may withdraw from the Systematic Withdrawal Plan, and the Fund may terminate the Systematic Withdrawal Plan at any time on written notice. Purchase of additional shares while a shareholder is receiving payments under a Systematic Withdrawal Plan is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not participate in the Investamatic Program (see "Your Investment--Investor Services--Investamatic Program" in the Fund's Prospectus) and the Systematic Withdrawal Plan at the same time.

         Request to Dealer to Repurchase. For the convenience of shareholders, the Fund has authorized the Distributor as its agent to accept orders from broker-dealers by wire or telephone for the repurchase of shares by the Distributor from the broker-dealer. The Fund may revoke or suspend this authorization at any time. The repurchase price is the net asset value for the applicable shares next determined following the time at which the shares are offered for repurchase by the broker-dealer to the Distributor. The broker-dealer is responsible for promptly transmitting a shareholder's order to the Distributor. Under certain pre-established operational arrangements, the price may be determined as of the time the order is received by the broker-dealer or its designee.

         Signature Guarantees. Signature guarantees are required for, among other things: (1) written requests for redemptions for more than $100,000; (2) written requests for redemptions for any amount if the proceeds are transmitted to other than the current address of record (unchanged in the past 30 days); (3) written requests for redemptions for any amount submitted by corporations and certain fiduciaries and other intermediaries; and (4) requests to transfer the registration of shares to another owner. Signatures must be guaranteed by a bank, a member firm of a national stock exchange, or other eligible guarantor institution. The Transfer Agent will not accept guarantees (or notarizations) from notaries public. The above requirements may be waived in certain instances.

         Dishonored Checks. If a purchaser's check is not honored for its full amount, the purchaser could be subject to additional charges to cover collection costs and any investment loss, and the purchase may be canceled.

         Processing Charges. Purchases and redemptions processed through securities dealers may be subject to processing charges imposed by the securities dealer in addition to sales charges that may be imposed by the Fund or the Distributor.

         E. Shareholder Accounts

         General information on shareholder accounts is included in the Fund's Prospectus under "Your Investment." The following supplements that information.

         Maintenance Fees and Involuntary Redemption. Because of the relatively high cost of maintaining small shareholder accounts, the Fund reserves the right to redeem at its option any shareholder account which remains below $1,500 for a period of 60 days after notice is mailed to the applicable shareholder, or to impose a maintenance fee on such account after 60 days' notice. Such involuntarily redemptions will be subject to applicable sales charges, if any. The Fund may increase such minimum account value above such amount in the future after notice to affected shareholders. Involuntarily redeemed shares will be priced at the net asset value on the date fixed for redemption by the Fund, and the proceeds of the redemption will be mailed to the affected shareholder at the address of record. Currently, the maintenance fee is $18 annually, which is paid to the Transfer Agent. The fee does not apply to certain retirement accounts or if the shareholder has more than an aggregate $50,000 invested in the Fund and other Eligible Funds combined. Imposition of a maintenance fee on a small account could, over time, exhaust the assets of such account.

         To cover the cost of additional compliance administration, a $20 fee will be charged against any shareholder account that has been determined to be subject to escheat under applicable state laws.

         The Fund may not suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted;
(2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the Securities and Exchange Commission (the "SEC") may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as otherwise provided under "Purchase and Redemption of Shares" in this Statement of Additional Information.

         The Open Account System. Under the Open Account System full and fractional shares of the Fund owned by shareholders are credited to their accounts by the Transfer Agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Certificates representing Class B(1), Class B or Class C shares will not be issued, while certificates representing Class A or Class S shares will only be issued if specifically requested in writing and, in any case, will only be issued for full shares, with any fractional shares to be carried on the shareholder's account. Shareholders will receive periodic statements of transactions in their accounts.

         The Fund's Open Account System provides the following options:

         1. Additional purchases of shares of the Fund may be made through dealers, by wire or by mailing a check payable to "State Street Research Funds" under the terms set forth above under "Purchase and Redemption of Shares" in this Statement of Additional Information.

         2. The following methods of receiving dividends from investment income and distributions from capital gains generally are available:

                  (a) All income dividends and capital gains distributions reinvested in additional shares of the Fund.

                  (b) All income dividends and capital gains distributions in cash.

                  (c) All income dividends and capital gains distributions invested in any one available Eligible Fund designated by the shareholder as described below. See "--Dividend Allocation Plan" herein.

         Dividend and distribution selections should be made on the Application accompanying the initial investment. If no selection is indicated on the Application, that account will be automatically coded for reinvestment of all dividends and distributions in additional shares of the same class of the Fund. Selections may be changed at any time by telephone or written notice to the Service Center. Dividends and distributions are reinvested at net asset value without a sales charge.

         Exchange Privileges. Shareholders of the Fund may exchange their shares for available shares with corresponding characteristics of any of the other Eligible Funds on the basis of the relative net asset values of the respective shares to be exchanged, and subject to compliance with applicable securities laws. Shareholders of any other Eligible Fund may similarly exchange their shares for Fund shares with corresponding characteristics. Prior to making an exchange, shareholders should obtain the Prospectus of the Eligible Fund into which they are exchanging. Under the Direct Program, subject to certain conditions, shareholders may make arrangements for regular exchanges from the Fund into other Eligible Funds. To effect an exchange, Class A, Class B(1), Class B and Class C shares may be redeemed without the payment of any contingent deferred sales charge that might otherwise be due upon an ordinary redemption of such shares. The State Street Research Money Market Fund issues Class E shares which are sold without any sales charge. Exchanges of State Street Research Money Market Fund Class E shares into Class A shares of the Fund or any other Eligible Fund are subject to the initial sales charge or contingent deferred sales charge applicable to an initial investment in such Class A shares, unless a prior Class A sales charge has been paid directly or indirectly with respect to the shares redeemed. Class A shares acquired through a new investment after January 1, 1999, are subject to an incremental sales charge if exchanged within 30 days of acquisition for Class A shares of a Fund with a higher applicable sales charge. For purposes of computing the contingent deferred sales charge that may be payable upon disposition of any acquired Class A, Class B(1), Class B and Class C shares, the holding period of the redeemed shares is "tacked" to the holding period of any acquired shares. No exchange transaction fee is currently imposed on any exchange.

         Shares of the Fund may also be acquired or redeemed in exchange for shares of the Summit Cash Reserves Fund ("Summit Cash Reserves") by customers of Merrill Lynch, Pierce, Fenner & Smith Incorporated (subject to completion of steps necessary to implement the program). The Fund and Summit Cash Reserves are related mutual funds for purposes of investment and investor services. Upon the acquisition of shares of Summit Cash Reserves by exchange for redeemed shares of the Fund, (a) no sales charge is imposed by Summit Cash Reserves, (b) no contingent deferred sales charge is imposed by the Fund on the Fund shares redeemed, and (c) any applicable holding period of the Fund shares redeemed is "tolled," that is, the holding period clock stops running pending further transactions. Upon the acquisition of shares of the Fund by exchange for redeemed shares of Summit Cash Reserves, (a) the acquisition of Class A shares shall be subject to the initial sales charges or contingent deferred sales charges applicable to an initial investment in such Class A shares, unless a prior Class A sales charge has been paid indirectly, and (b) the acquisition of Class B(1), Class B or Class C shares of the Fund shall restart any holding period previously tolled, or shall be subject to the contingent deferred sales charge applicable to an initial investment in such shares.

         The exchange privilege may be terminated or suspended or its terms changed at any time, subject, if required under applicable regulations, to 60 days' prior notice. New accounts established for investments upon exchange from an existing account in another fund will have the same telephone privileges with respect to the Fund (see "Your Investment--Account Policies--Telephone Requests" in the Fund's Prospectus and "--Telephone Privileges," below) as the existing account unless the Service Center is instructed otherwise. Related administrative policies and procedures may also be adopted with regard to a series of exchanges, street name accounts, sponsored arrangements and other matters.

         The exchange privilege is not designed for use in connection with short-term trading or market timing strategies. To protect the interests of shareholders, the Fund reserves the right to temporarily or permanently terminate the exchange privilege for any person who makes more than six exchanges out of or into the Fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, may be aggregated for purposes of the six exchange limit. Notwithstanding the six exchange limit, the Fund reserves the right to refuse exchanges by any person or group if, in the Investment Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund. The Fund may impose these restrictions at any time. The exchange limit may be modified for accounts in certain institutional retirement plans because of plan exchange limits, Department of Labor regulations or administrative and other considerations. The exchange limit may also be modified under certain exchange arrangements for selected brokers with substantial asset allocation programs. Subject to the foregoing, if an exchange request in good order is received by the Service Center and delivered by the Service Center to the Transfer Agent by 12 noon Boston time on any business day, the exchange usually will occur that day. For further information regarding the exchange privilege, shareholders should contact the Service Center.

         Reinvestment Privilege. A shareholder of the Fund who has redeemed shares or had shares repurchased at his or her request may reinvest all or any portion of the proceeds (plus that amount necessary to acquire a fractional share to round off his or her reinvestment to full shares) in shares, of the same class as the shares redeemed, of the Fund or any other Eligible Fund at net asset value and without subjecting the reinvestment to an initial sales charge, provided such reinvestment is made within 120 calendar days after a redemption or repurchase. Upon such reinvestment, the shareholder will be credited with any contingent deferred sales charge previously charged with respect to the amount reinvested. The redemption of shares is, for federal income tax purposes, a sale on which the shareholder may realize a gain or loss. If a redemption at a loss is followed by a reinvestment within 30 days, the transaction may be a "wash sale" resulting in a denial of the loss for federal income tax purposes.

         Any reinvestment pursuant to the reinvestment privilege will be subject to any applicable minimum account standards imposed by the fund into which the reinvestment is made. Shares are sold to a reinvesting shareholder at the net asset value thereof next determined following timely receipt by the Service Center of such shareholder's written purchase request and delivery of the request by the Service Center to the Transfer Agent. A shareholder may exercise this reinvestment privilege only once per 12-month period with respect to his or her shares of the Fund.

         Dividend Allocation Plan. The Dividend Allocation Plan allows shareholders to elect to have all their dividends and any other distributions from the Fund or any Eligible Fund automatically invested at net asset value in one other such Eligible Fund designated by the shareholder, provided the account into which the dividends and distributions are directed is initially funded with the requisite minimum amount.

         Telephone and Internet Privileges.   The following privileges are
available:

         o Telephone Exchange Privilege for Shareholder and Shareholder's Financial Professional

                           Shareholders automatically receive this privilege unless declined. o This privilege allows a shareholder or a shareholder's financial professional to request exchanges into other State Street Research funds.

         o        Telephone Redemption Privilege for Shareholder

                           Shareholders automatically receive this privilege unless declined. This privilege allows a shareholder to phone requests to sell shares, with the proceeds sent to the address of record.

         o Telephone Redemption Privilege for Shareholder's Financial Professional (This privilege is not automatic; a shareholder must specifically elect it)

                           This privilege allows a shareholder's financial professional to phone requests to sell shares, with the proceeds sent to the address of record on the account.

         o        Internet Privilege for Shareholder

                           Shareholders may access the Fund's Web-site to enter transactions and for other purposes, subject to acceptance of the important conditions set forth on the Web-site.

         A shareholder with the above privileges is deemed to authorize the Fund's agents to: (1) act upon the telephone instructions of any person purporting to be any of the shareholders of an account or a shareholder's financial professional; (2) act upon the Internet instructions of any person purporting to be any of the shareholders of an account; and (3) honor any telephone or Internet instructions for a change of address. All telephone calls will be recorded. Neither the Fund, any other State Street Research Fund, the Investment Manager, the Distributor, nor any of their agents will be liable for any loss, expense or cost arising out of any request, including any fraudulent or unauthorized requests. Shareholders assume the risk to the full extent of their accounts that telephone or Internet requests may be unauthorized. Reasonable procedures will be followed to confirm that instructions communicated by telephone or Internet are genuine. The shareholder will not be liable for any losses arising from unauthorized or fraudulent instructions if such procedures are not followed.

         Alternative Means of Contacting a Fund. It is unlikely, during periods of extraordinary market conditions, that a shareholder may have difficulty in reaching the Service Center. In that event, however, the shareholder should contact the Service Center at 1-800-562-0032, 1-617-357-7800 or otherwise at its main office at One Financial Center, Boston, Massachusetts 02111-2690.

         F. Net Asset Value

         The net asset value of the shares of each Fund is determined once daily as of the close of regular trading on the NYSE, but not later than 4 P.M. eastern time, Monday through Friday, on each day during which the NYSE is open for unrestricted trading. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The net asset value per share of each Fund is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets minus all liabilities by the total number of outstanding shares of the Fund at such time. Any expenses, except for extraordinary or nonrecurring expenses, borne by the Fund, including the investment management fee payable to the Investment Manager, are accrued daily.

         In determining the values of portfolio assets as provided below, the Trustees utilize one or more pricing services in lieu of market quotations for certain securities which are not readily available on a daily basis. Such services utilize information with respect to market transactions, quotations from dealers and various relationships among securities in determining value and may provide prices determined as of times prior to the close of the NYSE.

         In general, securities are valued as follows. Securities which are listed or traded on the New York or American Stock Exchange are valued at the price of the last quoted sale on the respective exchange for that day. Securities which are listed or traded on a national securities exchange or exchanges, but not on the New York or American Stock Exchange, are valued at the price of the last quoted sale on the exchange for that day prior to the close of the NYSE. Securities not listed on any national securities exchange which are traded "over the counter" and for which quotations are available on the National Association of Securities Dealers, Inc.'s (the "NASD") NASDAQ System are valued at the closing price supplied through such system for that day at the close of the NYSE. Other securities are, in general, valued at the mean of the bid and asked quotations last quoted prior to the close of the NYSE if there are market quotations readily available, or in the absence of such market quotations, then at the fair value thereof as determined by or under authority of the Trustees of the Trust with the use of such pricing services as may be deemed appropriate or methodologies authorized by the Trustees. The Trustees also reserve the right to adopt other valuations based on fair value in pricing in unusual circumstances where use of other methods as discussed in part above, could otherwise have a material adverse effect on the Fund as a whole.

         The Trustees have authorized the use of the amortized cost method to value short-term debt instruments issued with a maturity of one year or less and having a remaining maturity of 60 days or less when the value obtained is fair value, provided that during any period in which more than 25% of the Fund's total assets is invested in short-term debt securities the current market value of such securities will be used in calculating net asset value per share in lieu of the amortized cost method. Under the amortized cost method of valuation, the security is initially valued at cost on the date of purchase (or in the case of short-term debt instruments purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter a constant amortization to maturity of any discount or premium is assumed regardless of the impact of fluctuating interest rates on the market value of the security.

         G. Portfolio Transactions

Portfolio Turnover

         The Fund's portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the Fund (excluding, for purposes of this determination, securities the maturities of which as of the time of their acquisition were one year or less).

Brokerage Allocation and Other Practices

         The Portfolio is managed consistent with the following policies on brokerage allocation and other practices.

         The policy regarding purchases and sales of securities for the Portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Portfolio's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Portfolio believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Portfolio and its adviser from obtaining a high quality of brokerage and research services.

         In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Portfolio's adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. In seeking to implement the Portfolio's policies, the Portfolio's adviser effects transactions with those brokers and dealers who it believes provides the most favorable prices and are capable of providing efficient executions. If the Portfolio's adviser believes such price and execution are obtainable for more than one broker or dealer, it may give consideration placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Portfolio, related portfolios or the Portfolio's adviser. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical information pertaining to corporate actions affecting stocks, including but not limited to, stocks within the index whose performance the Portfolio seeks to replicate. The fee paid by the Portfolio is not reduced because its adviser and its affiliates receive these services even though the adviser might otherwise have been required to purchase some of these services for cash.

         The Portfolio's adviser assumes general supervision over placing orders on behalf of the Portfolio for the purchase or sale of portfolio securities. If purchases or sales of securities of the Portfolio and one or more other investment companies or clients supervised by its adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by the adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolio is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commission will be beneficial to the Portfolio. The primary consideration is prompt execution of orders at the most favorable net price.

         Information about portfolio turnover rates and certain brokerage commissions paid by the Fund is included in Section I of this Statement of Additional Information.

         H. Certain Tax Matters

Federal Income Taxation of the Fund--In General

         The Fund intends to qualify and elects to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements on a quarterly basis.

         If in any year the Fund derives more than 10% of its gross income (as defined in the Code, which disregards losses for that purpose) from investments made directly in commodities, including precious metal investments, or commodity-related options, futures or indices, the Fund in such year may fail to qualify as a regulated investment company under the Code. The Investment Manager intends to manage the Fund's portfolio so as to minimize the risk of such a disqualification.

         If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

         The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (not taking into account any capital gains or losses) for the calendar year, and its capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of Certain Financial Instruments

         The Portfolio may enter into futures contracts, options on futures contracts and options on securities indices. Such contracts held by the Portfolio at the close of its taxable year will generally be treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market". Forty percent of any gain or loss resulting from this constructive sale will be treated as short-term capital gain or loss and 60 percent of such gain or loss will be treated as long-term capital gain or loss without regard to the period the Portfolio actually held the instruments. The amount of any capital gain or loss actually realized by the Portfolio in a subsequent sale or other disposition of the instruments is adjusted to reflect any capital gain or loss taken into account in a prior year as a result of the constructive sale of the instruments. The hedging transactions undertaken by the Portfolio may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized.

         The Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If the Portfolio makes any of the elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions will be determined under the rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions. Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be reported to investors and which will be taxable to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Federal Income Taxation of Shareholders

         Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

         Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.

         I. Distribution of Fund Shares

         The Trust has entered into a Distribution Agreement with State Street Research Investment Services, Inc., as Distributor, whereby the Distributor acts as agent to sell and distribute shares of the Fund. Shares of the Fund are sold through broker-dealers who have entered into sales agreements with the Distributor. The Fund has authorized certain broker-dealers to receive on its behalf purchase and redemption orders, and such broker-dealers are authorized to designate other intermediaries to receive orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when such broker-dealer, or, if applicable, the broker-dealer's designee, receives the order. In such case, orders will be priced at the Fund's net asset value next computed after the orders are received by an authorized broker-dealer or its designee. The Distributor distributes shares of the Fund on a continuous basis at an offering price which is based on the net asset value per share of the Fund plus (subject to certain exceptions) a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or
(ii) on a deferred basis (Class B(1), Class B and Class C shares). The Distributor may reallow all or portions of such sales charges as concessions to broker-dealers. The Distributor may also pay its affiliate MetLife Securities, Inc. additional sales compensation of up to 0.25% of certain sales or assets.

         The differences in the price at which the Fund's Class A shares are offered due to scheduled variations in sales charges, or Class S shares are offered, as described in the Fund's Prospectus, result from cost savings inherent in economies of scale, among other factors. Management believes that the cost of sales efforts of the Distributor and broker-dealers tends to decrease as the size of purchases increases, or does not involve any incremental sales expenses as in the case of, for example, exchanges, reinvestments or dividend investments at net asset value. Similarly, no significant sales effort is necessary for sales of shares at net asset value to certain Directors, Trustees, officers, employees, their relatives and other persons directly or indirectly related to the Fund or associated entities. Where shares of the Fund are offered at a reduced sales charge or without a sales charge pursuant to sponsored arrangements, managed fee-based programs and so-called "mutual fund supermarkets," among other special programs, the amount of the sales charge reduction will similarly reflect the anticipated reduction in sales expenses associated with such arrangements. The reductions in sales expenses, and therefore the reduction in sales charges, will vary depending on factors such as the size and other characteristics of the organization or program, and the nature of its membership or the participants. The Fund reserves the right to make variations in, or eliminate, sales charges at any time or to revise the terms of or to suspend or discontinue sales pursuant to sponsored arrangements or similar programs at any time.

         On any sale of Class A shares to a single investor in the amount of $1,000,000 or more, the Distributor may pay the authorized securities dealer making such sale a commission based on the aggregate of such sales. Such commission may also be paid to authorized securities dealers upon sales of Class A shares made pursuant to a Letter of Intent to purchase shares having a net asset value of $1,000,000 or more. Shares sold with such commissions payable are subject to a one-year contingent deferred sales charge of up to 1.00% on any portion of such shares redeemed within one year following their sale. After a particular purchase of Class A shares is made under the Letter of Intent, the commission will be paid only in respect of that particular purchase of shares. If the Letter of Intent is not completed, the commission paid will be deducted from any discounts or commissions otherwise payable to such dealer in respect of shares actually sold. If an investor is eligible to purchase shares at net asset value on account of the Right of Accumulation, the commission will be paid only in respect of the incremental purchase at net asset value.

Plan(s) of Distribution Pursuant to Rule 12b-1

         The Fund may have one or more Distribution Plans under Rule 12b-1, as set forth in Section I of this Statement of Additional Information for the Fund. Under the Fund's Distribution Plans, the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares, including, but not limited to, (1) the payment of commissions to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to be used to pay commissions to securities dealers (which securities dealers may be affiliates of the Distributor), (2) expenditures incurred by the Distributor in connection with the distribution and marketing of shares and the servicing of investor accounts, and (3) expenses incurred by the Distributor in connection with the servicing of shareholder accounts including payments to securities dealers and others for the provision of personal service to investors and/or the maintenance or servicing of shareholder accounts. In addition, the Distribution Plans authorize the Distributor and the Investment Manager to make payments out of management fees, general profits, revenues or other sources to underwriters, securities dealers and others in connection with sales of shares, to the extent, if any, that such payments may be deemed to be an indirect financing of any activity primarily resulting in the sale of shares of the Fund within the scope of Rule 12b-1 under the 1940 Act. Payments by the Fund under the Distribution Plan may be discontinued at any time. The Distributor may also voluntarily waive receipt of payments from the Fund from time to time.

         A rule of the National Association of Securities Dealers, Inc. ("NASD") limits annual expenditures that the Fund may incur to 0.75% for distribution expenses and 0.25% for service fees. The NASD Rule also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales of a class since the inception of any asset-based sales charge plus interest at the prime rate plus 1% on unpaid amounts thereof (less any contingent deferred sales charges). Such limitation does not apply to the service fees.

         Some or all of the service fees are used to pay or reimburse dealers (including dealers that are affiliates of the Distributor) or others for personal services and/or the maintenance of shareholder accounts. A portion of any initial commission paid to dealers for the sale of shares of the Fund represents payment for personal services and/or the maintenance or servicing of shareholder accounts by such dealers. The distribution fees are used primarily to offset initial and ongoing commissions paid to dealers for selling such shares and for other sales and marketing expenditures. Dealers who have sold Class A shares are eligible for ongoing payments commencing as of the time of such sale. Dealers who have sold Class B(1), Class B and Class C shares are eligible for ongoing payments after the first year during which such shares have been held of record by such dealer as nominee for its clients (or by such clients directly).

         The Distributor provides distribution services on behalf of other funds having distribution plans and receives similar payments from, and incurs similar expenses on behalf of, such other funds. When expenses of the Distributor cannot be identified as relating to a specific fund, the Distributor allocates expenses among the funds in a manner deemed fair and equitable to each fund.

         The payment of service and distribution fees may continue even if the Fund ceases, temporarily or permanently, to sell one or more classes of shares to new accounts. During the period the Fund is closed to new accounts, the distribution fee will not be used for promotion expenses. The service and distribution fees are used during a closed period to cover services provided to current shareholders and to cover the compensation of financial professionals in connection with the prior sale of Fund shares, among other non-promotional distribution expenditures.

         The Distributor may pay certain dealers and other intermediaries additional compensation for sales and administrative services. The Distributor may provide cash and noncash incentives to intermediaries who, for example, sell significant amounts of shares or develop particular distribution channels. The Distributor may compensate dealers with clients who maintain their investments in the Fund over a period of years. The incentives can include merchandise and trips to, and attendance at, sales seminars at resorts. The Distributor may pay for administrative services, such as technological and computer systems support for the maintenance of pension plan participant records, for subaccounting and for distribution through mutual fund supermarkets or similar arrangements.

         No interested Trustee of the Trust has any direct or indirect financial interest in the operation of the Distribution Plans. The Distributor's interest in the Distribution Plans is described above.

         J. Calculation of Performance Data

         From time to time, in advertisements or in communications to shareholders or prospective investors, the Fund may compare the performance of its Class A, Class B(1), Class B, Class C or Class S shares to the performance of other mutual funds with similar investment objectives, to certificates of deposit and/or to other financial alternatives. The Fund may also compare its performance to appropriate indices, such as Standard & Poor's 500 Index, Consumer Price Index and Dow Jones Industrial Average and/or to appropriate rankings and averages such as those compiled by Lipper Analytical Services, Inc., Morningstar, Inc., Money Magazine, Business Week, Forbes Magazine, The Wall Street Journal and Investor's Daily.

         The average annual total return ("standard total return") of the Class A, Class B(1), Class B, Class C and Class S shares of each Fund will be calculated as set forth below. Total return is computed separately for each class of shares of the Fund.

Total Return

         Standard total return is computed separately for each class of shares by determining the average annual compounded rates of return over the designated periods that, if applied to the initial amount invested, would produce the ending redeemable value in accordance with the following formula:

                                P(1+T)(n) = ERV

Where:            P      =    a hypothetical initial payment of $1,000

                  T      =    average annual total return

                  n      =    number of years

                  ERV    =    ending redeemable value at the end of the
                              designated period assuming a hypothetical $1,000 payment made at the beginning of the designated period

         The calculation is based on the further assumptions that the highest applicable initial or contingent deferred sales charge is deducted, and that all dividends and distributions by the Fund are reinvested at net asset value on the reinvestment dates during the periods. All accrued expenses and recurring charges are also taken into account as described later herein.

Yield

         Yield for each class of the Fund's shares is computed by dividing the net investment income per share earned during a recent month or other specified 30-day period by the maximum offering price per share on the last day of the period and annualizing the result in accordance with the following formula:

                             YIELD = 2[(a-b + 1)(6) -1]
                                        ---
                                        cd

Where             a=     dividends and interest earned during the period

                  b= expenses accrued for the period (net of voluntary expense reductions by the Investment Manager)

                  c= the average daily number of shares outstanding during the period that were entitled to receive dividends

                  d= the maximum offering price per share on the last day of the period

         To calculate interest earned (for the purpose of "a" above) on debt obligations, the Fund computes the yield to effective maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of the last business day of the preceding period, or, with respect to obligations purchased during the period, the purchase price (plus actual accrued interest). The yield to effective maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Dividend income is recognized daily based on published rates.

         With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("paydowns"), the Fund accounts for gain or loss attributable to actual monthly paydowns as a realized capital gain or loss during the period. The Fund has elected not to amortize discount or premium on such securities.

         Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price. Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter. The maximum offering price includes the maximum applicable sales charge.

         All accrued expenses are taken into account as described later herein.

         Yield information is useful in reviewing the Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often are insured and/or provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Fund's portfolio, portfolio maturity and operating expenses and market conditions.

Accrued Expenses and Recurring Charges

         Accrued expenses include all recurring charges that are charged to all shareholder accounts in proportion to the length of the base period. The standard total return and yield results take sales charges, if applicable, into account, although the results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $7.50 fee for wire orders.

         Accrued expenses do not include the subsidization, if any, by affiliates of fees or expenses during the subject period. Subsidization can include the Investment Manager's waiver of a portion of its advisory fee, the Distributor's waiver of a portion of its Rule 12b-1 fee, or the assumption of a portion of the Fund's expenses by either of them or their affiliates. In the absence of such subsidization, the performance of the Fund would have been lower.

Nonstandardized Total Return

         The Fund may provide the above described standard total return results for Class A, Class B(1), Class B, Class C and Class S shares for periods which end no earlier than the most recent calendar quarter end and which begin twelve months before, five years before and ten years before (or the commencement of the Fund's operations, whichever is earlier). In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months, and/or without taking sales charges into account. Such nonstandardized total return is computed as otherwise described under "Total Return" except the result may or may not be annualized, and as noted any applicable sales charge, if any, may not be taken into account and therefore not deducted from the hypothetical initial payment of $1,000.

Distribution Rates

         The Fund may also quote its distribution rate for each class of shares. The distribution rate is calculated by annualizing the latest per-share distribution from ordinary income and dividing the result by the offering price per share as of the end of the period to which the distribution relates. A distribution can include gross investment income from debt obligations purchased at a premium and in effect include a portion of the premium paid. A distribution can also include nonrecurring, gross short-term capital gains without recognition of any unrealized capital losses. Further, a distribution can include income from the sale of options by the Fund even though such option income is not considered investment income under generally accepted accounting principles.

         Because a distribution can include such premiums, capital gains and option income, the amount of the distribution may be susceptible to control by the Investment Manager through transactions designed to increase the amount of such items. Also, because the distribution rate is calculated in part by dividing the latest distribution by the offering price, which is based on net asset value plus any applicable sales charge, the distribution rate will increase as the net asset value declines. A distribution rate can be greater than the yield rate calculated as described above.

         K. Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian for Fund assets. As custodian State Street Bank and Trust Company is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each Fund's investments. State Street Bank and Trust Company is not an affiliate of the Investment Manager or its affiliates.

         L.       Independent Accountants

         PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as the Trusts' independent accountants, providing professional services including (1) audits of each Fund's annual financial statements, (2) assistance and consultation in connection with SEC filings and (3) review of the annual income tax returns filed on behalf of each Fund.

         M.       Financial Reports

         In addition to the reports provided to holders of record on a semiannual basis, other supplementary financial reports may be made available from time to time through electronic or other media. Shareholders with substantial holdings in one or more State Street Research Funds may also receive reports and other information which reflect or analyze their positions in a consolidated manner. For more information, call State Street Research Service Center.

                  STATE STREET RESEARCH MASTER INVESTMENT TRUST

                                     PART C

                                OTHER INFORMATION

Item 23:     Exhibits
             (1)(a)  First Amended and Restated Master Trust Agreement and
                     Amendment No. 1 to First Amended and Restated Master Trust
                     Agreement (7)

             (1)(b)  Amendment No. 2 to First Amended and Restated Master Trust
                     Agreement (10)

             (1)(c)  Amendment No. 3 to First Amended and Restated
                     Master Trust Agreement

             (2)(a)  By-Laws (1)*

             (2)(b)  Amendment to By-Laws effective September 30, 1992 (3)*

             (2)(c)  Amendment No. 2 to By-Laws

             (4)     Deleted

             (5)(b)  First Amended and Restated Investment Advisory Contract
                     (11)

             (5)(c)  Form of Advisory Agreement with respect to State Street
                     Research Equity Index Fund

             (5)(d)  Form of Master Feeder Participation Agreement between State
                     Street Research Master Investment Trust (on behalf of its
                     State Street Research Equity Index Fund series) and State
                     Street Master Funds

             (5)(e)  Form of General Administration Agreement


             (6)(a)  Distribution Agreement with State Street Research
                     Investment Services, Inc. (formerly MetLife - State Street
                     Investment Services, Inc.) (2)*

             (6)(b)  Form of Selected Dealer Agreement and Form of Supplement
                     No. 1 to Selected Dealer Agreement (8)

             (6)(c)  Form of Bank and Bank Affiliated Broker-Dealer Agreement
                     (6)*

             (6)(d)  Amendment to Distribution Agreement (9)

             (6)(e) Form of Letter Agreement relating to Distribution Agreement with respect to State Street Research Equity Index Fund

             (6)(f) Form of Letter Agreement relating to expenses with respect to State Street Research Equity Index Fund

             (8)(a)  Custodian Contract (2)*

             (8)(b)  Amendment to Custodian Contract (9)

             (8)(c)  Data Access Services Addendum to Custodian Contract (10)

             (8)(d) Form of Letter Agreement relating to Custodian Contract with respect to State Street Research Equity Index Fund

             (9)     Agreement and Plan of Reorganization and Liquidation (2)*

             (10)(a) Opinion and Consent of Counsel (3)*

             (10)(b) Legal Opinion and Consent with respect to State Street
                     Research Equity Index Fund

             (11)(a) Consent of Independent Accountants (12)

             (11)(b) Consent of PricewaterhouseCoopers LLP with respect to State
                     Street Research Equity Index Fund

             (14)(a) Deleted.

             (14)(b) Deleted.

             (14)(c) Deleted.

             (15)(a) Plan of Distribution Pursuant to Rule 12b-1 (4)*

             (15)(b) Rule 12b-1 Plan for Distribution of Shares (11)

             (15)(c) Form of Letter amendment to Rule 12b-1 Plan for
                     Distribution of Shares with respect to Class J shares (12)

             (15)(d) Form of Rule 12b-1 Plan dated __________________

             (16)    Deleted.

             (17)(a) First Amended and Restated Multiple Class Expense
                     Allocation Plan (8)

             (17)(b) Addendum to First Amended and Restated Multiple Class
                     Expense Allocation Plan (11)

             (17)(c) Code of Ethics (revised March 1, 2000) (12)

             (17)(d) Code of Ethics of State Street Master Trust

             (18)(a) Powers of Attorney (9)

             (18)(b) Certificate of Board Resolution Respecting Powers of
                     Attorney (9)

             (18)(c) Power of Attorney for Susan M. Phillips (10)

             (18)(d) Deleted.

             (18)(e) Power of Attorney for Bruce R. Bond (11)

             (18)(f) Deleted.

             (18)(g) Powers of Attorney for Trustees of the State Street Equity
                     500 Index Portfolio

             (18)(h) Power of Attorney for the President of the State Street
                     Equity 500 Index Portfolio

             (18)(i) Power of Attorney for the Treasurer of the State Street
                     Equity 500 Index Portfolio

             (18)(j) Power of Attorney for Gerard P. Maus

             (19)(a) Form of New Account Application (9)

             (19)(b) Form of Additional Services Application (9)

             (19)(c) Form of MetLife Securities, Inc. Application (9)

             (27)    Deleted

-----------------------

* Restated in electronic format in Post-Effective Amendment No. 11 filed on March 2, 1998.

Filed as part of the Registration Statement as noted below and incorporated herein by reference:

Footnote
Reference       Registration/Amendment          Date Filed
        1       Amendment No. 12 to             April 28, 1989
                Registration Statement
                under Investment Company
                Act of 1940

        2       Post-Effective Amendment        April 30, 1991
                No. 1

        3       Post-Effective Amendment        November 25, 1992
                No. 3

        4       Post-Effective Amendment        March 18, 1993
                No. 5

        5       Post-Effective Amendment        April 29, 1994
                No. 6

        6       Post-Effective Amendment        April 28, 1995
                No. 7

        7       Post-Effective Amendment        April 26, 1996
                No. 8

        8       Post-Effective Amendment        March 25, 1997
                No. 9

        9       Post-Effective Amendment        March 2, 1998
                No. 11

        10      Post-Effective Amendment        March 3, 1999
                No. 12

        11      Post-Effective Amendment        February 4, 2000
                No. 13

        12      Post-Effective Amendment        April 27, 2000
                No. 14

Item 24. Persons Controlled by or under Common Control with Registrant

        Inapplicable

Item 25.     Indemnification

Under Article VI of the Registrant's First Amended and Restated Master Trust Agreement, as further amended ("Master Trust Agreement") each of its Trustees and officers or persons serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

Under the Distribution Agreement between the Registrant and State Street Research Investment Services, Inc., the Registrant's distributor, the Registrant has agreed to indemnify and hold harmless State Street Research Investment Services, Inc. and each person who has been, is, or may hereafter be an officer, director, employee or agent of State Street Research Investment Services, Inc. against any loss, damage or expense reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon a violation of any of its convenants herein contained or any untrue or alleged untrue statement of material fact, or the omission or alleged omission to state a material fact necessary to make the statements made not misleading, in a Registration Statement or Prospectus of the Registrant, or any amendment or supplement thereto, unless such statement or omission was made in reliance upon written information furnished by State Street Research Investment Services, Inc.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to Article VI of the Registrant's Master Trust Agreement, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

Describe any other business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                                                                                                             Principal business
Name                        Connection                      Organization                                     address of organization
----                        ----------                      ------------                                     -----------------------
State Street Research &     Investment Adviser              Various investment advisory                      Boston, MA
 Management Company                                         clients

Abbott, Christopher C.      Senior Managing                 Pioneer Investment Mgmt.                         Boston, MA
    Executive Vice          Director
    President               (until 10/99)

Arpiarian, Tanya            None
    Vice President

Bangs, Linda L.             None
    Vice President

Barghaan, Dennis C.         Senior Vice President           State Street Research Investment Services, Inc.  Boston, MA
     Senior Vice President  Senior Vice President           Metropolitan Life Insurance Company              New York, NY
                            (until 12/98)

Barnwell, Amy F.            Vice President                  State Street Research Investment Services, Inc.  Boston, MA
    Vice President

Beatty, T. Kevin            Vice President                  Fleet Investment Advisors                        Boston, MA
     Vice President         (until 9/99)

Bennett, Peter C.           Vice President                  State Street Research Capital Trust              Boston, MA
    Director and            Vice President                  State Street Research Exchange Trust             Boston, MA
    Executive Vice          Vice President                  State Street Research Financial Trust            Boston, MA
    President               Vice President                  State Street Research Growth Trust               Boston, MA
                            Vice President                  State Street Research Institutional Funds        Boston, MA
                            Vice President                  State Street Research Master Investment Trust    Boston, MA
                            Vice President                  State Street Research Equity Trust               Boston, MA
                            Director                        State Street Research Investment Services, Inc.  Boston, MA
                            Director and Chairman           Boston Private Bank & Trust Co.                  Boston, MA
                            of Exec. Comm.
                            Vice President                  State Street Research Income Trust               Boston, MA
                            Vice President                  State Street Research Securities Trust           Boston, MA
                            President and Director          Christian Camps & Conferences, Inc.              Boston, MA
                            Chairman and Trustee            Gordon College                                   Wenham, MA

Bigley, Gary M.             None
     Vice President

Bochman, Kathleen M.        None
    Vice President

Borzilleri, John            Vice President                  State Street Research Financial Trust            Boston, MA
    Senior Vice President

Bray, Michael J.            None
    Senior Vice President

Brezinski, Karen            None
    Vice President

Brown, Susan H.             None
    Vice President

Buffum, Andrea L.           None
    Vice President

Burbank, John F.            None
    Senior Vice President

                                                                                                             Principal business
Name                            Connection                  Organization                                     address of organization
----                            ----------                  ------------                                     -----------------------
Calame, Mara D.                 Vice President, Assistant   State Street Research Investment Services, Inc.  Boston, MA
    Vice President,             Clerk and Counsel
    Assistant Secretary         Assistant Secretary         State Street Research Institutional Funds        Boston, MA
    and Assistant Counsel

Canavan, Joseph W.              Assistant Treasurer         State Street Research Equity Trust               Boston, MA
    Senior Vice President       Assistant Treasurer         State Street Research Financial Trust            Boston, MA
                                Assistant Treasurer         State Street Research Income Trust               Boston, MA
                                Assistant Treasurer         State Street Research Money Market Trust         Boston, MA
                                Assistant Treasurer         State Street Research Tax-Exempt Trust           Boston, MA
                                Assistant Treasurer         State Street Research Capital Trust              Boston, MA
                                Assistant Treasurer         State Street Research Exchange Trust             Boston, MA
                                Assistant Treasurer         State Street Research Growth Trust               Boston, MA
                                Assistant Treasurer         State Street Research Institutional Funds        Boston, MA
                                Assistant Treasurer         State Street Research Master Investment Trust    Boston, MA
                                Assistant Treasurer         State Street Research Securities Trust           Boston, MA

Carley, Linda C.                Vice President              State Street Research Investment Services, Inc.  Boston, MA
     Vice President             Assistant Secretary         State Street Research Institutional Funds        Boston, MA

Carstens, Linda C.              Vice President              State Street Research Investment Services, Inc.  Boston, MA
    Vice President

Clifford, Jr., Paul J.          Vice President              State Street Research Tax-Exempt Trust           Boston, MA
    Senior Vice President

Coleman, Thomas J.              None
    Vice President

Cullen, Terrence J.             Vice President, Assistant   State Street Research Investment Services, Inc.  Boston, MA
    Vice President,             Clerk and Counsel
    Assistant Secretary
    and Assistant Counsel

D'Vari, Ronald                  None
    Senior Vice President

Depp, Maureen G.                None
    Vice President

DeVeuve, Donald                 None
    Vice President

Dudley, Catherine               Vice President              State Street Research Capital Trust              Boston, MA
     Senior Vice President      Vice President              State Street Research Institutional Funds        Boston, MA

Duggan, Peter J.                None
    Senior Vice President

Ebel, Bruce A.
    Senior Vice President       Vice President              Loomis, Sayles & Company, L.P.                   Chicago, IL
                                (since 3/99)
                                Vice President              State Street Research Institutional Funds        Boston, MA

Egel, David J.                  Senior Vice President       State Street Research Investment Services, Inc.  Boston, MA
    Vice President              (Vice President until
                                4/00)

Even, Karen L.                  None
    Vice President

Fazo, Steven A.                 None
    Vice President

Federoff, Alex G.               None
    Senior Vice President
    (Vice President until 4/00)

Fee, Richard E.                 Vice President              State Street Research Investment Services, Inc.  Boston, MA
    Vice President

Feliciano, Rosalina             None
    Vice President

Feeney, Kimberley               Vice President              State Street Research Investment Services, Inc.  Boston, MA
    Vice President

                                                                                                             Principal business
Name                          Connection                  Organization                                       address of organization
----                          ----------                  ------------                                       -----------------------
Ficco, Bonnie A.              None
    Vice President

Fochtman, Jr., Leo            None
    Vice President

Forcione, Anthony F.          None

Frey, Kenneth                 Analyst                     The Boston Company                                 Boston, MA
    Vice President            (until 10/99)

Frank, Christopher
    Vice President

Gallivan Jr., Edward T.       Vice President              State Street Research Investment Services, Inc.    Boston, MA
    Vice President

Gardner, Michael D.           None
    Senior Vice President

Geer, Bartlett R.             Vice President              State Street Research Equity Trust                 Boston, MA
    Senior Vice President     Vice President              State Street Research Income Trust                 Boston, MA

Giroux, June M.               None
    Vice President

Goganian, David H.            Vice President              Scudder-Kemper Investments                         Boston, MA
    Vice President            (until 6/99)
                              Vice President              State Street Research Investment Services, Inc.    Boston, MA

Goodman, Stephanie B.         Vice President              State Street Research Investment Services, Inc.    Boston, MA
    Vice President

Govoni, Electra               None
    Vice President

Grace, Evan S.                None
    Vice President

Granger, Allison              None
    Vice President

Hadelman, Peter J.            Vice President              Pioneer Investment Management                      Boston, MA
    Vice President            (until 5/00)

Haggerty, Bryan D.            None
    Vice President

Hamilton, Jr., William A.     Treasurer and Director      Ellis Memorial and Eldredge House                  Boston, MA
    Senior Vice President     Treasurer and Director      Nautical and Aviation Publishing Company, Inc.     Baltimore, MD
                              Treasurer and Director      North Conway Institute                             Boston, MA

Hasson, Ira P.                Vice President              State Street Research Investment Services, Inc.    Boston, MA
    Vice President

Haverty, Jr., Lawrence J.     Vice President              State Street Research Capital Trust                Boston, MA
    Senior Vice President

Heineke, George R.            None
    Vice President

Hickman, Joanne               Senior Vice President       State Street Research Investment Services, Inc.    Boston, MA
    Senior Vice President

Holland, Thomas               Senior Vice President       Putnam Investments                                 Boston, MA
    Vice President            (until 6/99)
                              Senior Vice President       State Street Research Investment Services, Inc.    Boston, MA

Huang, Jesse C.               None
    Vice President

Jackson, Jr., F. Gardner      Vice President              State Street Research Equity Trust                 Boston, MA
  Senior Vice President       Trustee                     Certain trusts of related and
                                                          non-related individuals
                              Trustee and Chairman of     Vincent Memorial Hospital                          Boston, MA
                              the Board

                                                                                                             Principal business
Name                         Connection                    Organization                                      address of organization
----                         ----------                    ------------                                      -----------------------
Joseph, Robert I.            None
    Vice President

Kallis, John H.              Vice President                State Street Research Financial Trust             Boston, MA
    Senior Vice President    Vice President                State Street Research Income Trust                Boston, MA
                             Vice President                State Street Research Institutional Funds         Boston, MA
                             Vice President                State Street Research Money Market Trust          Boston, MA
                             Vice President                State Street Research Tax-Exempt Trust            Boston, MA
                             Vice President                State Street Research Securities Trust            Boston, MA
                             Trustee                       705 Realty Trust                                  Washington, D.C.

Kasper, M. Katherine         Vice President                State Street Research Investment Services, Inc.   Boston, MA
    Vice President

Keelan, David E.
    Vice President

Keen, Miyeko C.              Vice President                State Street Research Investment Services, Inc.   Boston, MA
    Vice President

Kiessling, Dyann H.          Vice President                State Street Research Money Market Trust          Boston, MA
    Vice President

Kluiber, Rudolph K.          Vice President                State Street Research Capital Trust               Boston, MA
    Senior Vice President
    (Vice President
    until 4/98)

Kuhn, Stephen P.             Vice President                State Street Research Investment Services, Inc.   Boston, MA
    Vice President

Langholm, Knut               Director                      SSR Pegasus Funds                                 Luxembourg
    Senior Vice President
    (Vice President
    until 4/99)

Leary, Eileen M.             None
    Vice President

Ledbury, Richard D.          Vice President                State Street Research Investment Services, Inc.   Boston, MA
    Vice President

Lomasney, Mary T.            None
    Vice President

Lubas, Amy C.
    Vice President

Marinella, Mark A.           Portfolio Manager             STW Fixed Income Management, Ltd.                 Boston, MA
    Senior Vice President    (Until 8/98)
                             Vice President                State Street Research Institutional Funds         Boston, MA

Markel, Gregory S.           None
    Vice President

Marsh, Eleanor H.            Portfolio Manager             Evergreen Investment Management Company           Boston, MA
     Vice President          (Until 3/00)

                                                                                                             Principal business
Name                         Connection                            Organization                              address of organization
----                         ----------                            ------------                              -----------------------
Maus, Gerard P.              Chairman, President, Chief Executive  State Street Research Equity Trust              Boston, MA
    Director, Executive        Officer, Trustee and Treasurer
    Vice President           Chairman, President, Chief Executive  State Street Research Income Trust              Boston, MA
    Treasurer, Chief           Officer, Trustee and Treasurer
    Financial Officer and    Chairman, President, Chief Executive  State Street Research Tax-Exempt Trust          Boston, MA
    Chief Administrative       Officer, Trustee and Treasurer
    Officer                  Chairman, President, Chief Executive  State Street Research Capital Trust             Boston, MA
                               Officer, Trustee and Treasurer
                             Chairman, President, Chief Executive  State Street Research Exchange Trust            Boston, MA
                              Officer, Trustee and Treasurer
                             Chairman, President, Chief Executive  State Street Research Growth Trust              Boston, MA
                              Officer, Trustee and Treasurer
                             Chairman, President, Chief Executive  State Street Research Master Investment Trust   Boston, MA
                              Officer, Trustee and Treasurer
                             Chairman, President, Chief Executive  State Street Research Institutional Funds       Boston, MA
                              Officer, Trustee and Treasurer
                             Chairman, President, Chief Executive  State Street Research Securities Trust          Boston, MA
                              Officer, Trustee and Treasurer
                             Chairman, President, Chief Executive  State Street Research Money Market Trust        Boston, MA
                              Officer, Trustee and Treasurer
                             Chairman, President, Chief Executive  State Street Research Financial Trust           Boston, MA
                              Officer, Trustee and Treasurer
                             Director, President, Chief Financial  State Street Research Investment Services, Inc. Boston, MA
                              Officer, Chief Administrative
                              Officer and Treasurer
                             Director                              Metric Holdings, Inc.                           San Francisco, CA
                             Director                              Certain wholly-owned subsidiaries
                              of Metric Holdings, Inc.
                             Treasurer and Chief                   SSRM Holdings, Inc.                             Boston, MA
                             Financial Officer
                             Director                              SSR Pegasus Funds                               Luxembourg

McGrath, Ann                 None
     Vice President

McKown, Elizabeth G.         Vice President                        State Street Research Investment Services, Inc. Boston, MA
    Vice President

McNamara, III, Francis J.    Executive Vice President,             State Street Research Investment Services, Inc. Boston, MA
    Executive Vice           Clerk and General Counsel
    President, Secretary     Secretary and General Counsel         State Street Research Master Investment Trust   Boston, MA
    and General Counsel      Secretary and General Counsel         State Street Research Capital Trust             Boston, MA
                             Secretary and General Counsel         State Street Research Exchange Trust            Boston, MA
                             Secretary and General Counsel         State Street Research Growth Trust              Boston, MA
                             Secretary and General Counsel         State Street Research Securities Trust          Boston, MA
                             Secretary and General Counsel         State Street Research Equity Trust              Boston, MA
                             Secretary and General Counsel         State Street Research Financial Trust           Boston, MA
                             Secretary and General Counsel         State Street Research Income Trust              Boston, MA
                             Secretary and General Counsel         State Street Research Money Market Trust        Boston, MA
                             Secretary and General Counsel         State Street Research Tax-Exempt Trust          Boston, MA
                             Secretary and General Counsel         SSRM Holdings, Inc.                             Boston, MA
                             Secretary and General Counsel         State Street Research Institutional Funds       Boston, MA

Moore, Jr., Thomas P.        Vice President                        State Street Research Financial Trust           Boston, MA
    Senior Vice              Vice President                        State Street Research Equity Trust              Boston, MA
    President                Director                              Hibernia Savings Bank                           Quincy, MA
                             Governor on the Board                 Association for Investment Management           Charlottesville,
                               of Governors                          and Research                                    VA

Morey, Andrew F.             None
    Vice President

Mulligan, JoAnne C.          None
    Senior Vice President

Orr, Stephen C.              Member                                Technology Analysts of Boston                   Boston, MA
    Vice President           Member                                Electro-Science Analysts (of NYC)               New York, NY

Paddon, Steven W.            Vice President                        State Street Research Investment Services, Inc. Boston, MA
    Vice President

Pannell, James C.            Vice President                        State Street Research Institutional Funds       Boston, MA
    Executive Vice President

                                                                                                             Principal business
Name                        Connection                     Organization                                      address of organization
----                        ----------                     ------------                                      -----------------------
Peters, Kim M.              Vice President                 State Street Research Securities Trust            Boston, MA
    Senior Vice President   Vice President                 State Street Research Institutional Funds         Boston, MA

Pierce, James D.            None
    Vice President

Poritzky, Dean E.           None
    Senior Vice President
    (Vice President
    until 4/00)

Ragsdale, E.K. Easton       Vice President                 State Street Research Financial Trust             Boston, MA
    Senior Vice President

Ransom, Clifford F.         None
    Vice President

Rawlins, Jeffrey A.         Vice President                 State Street Research Institutional Funds         Boston, MA
    Senior Vice President

Rice III, Daniel Joseph     Vice President                 State Street Research Equity Trust                Boston, MA
    Senior Vice President

Rolnick, Michael A.         None
    Vice President

Romich, Douglas A.          Assistant Treasurer            State Street Research Equity Trust                Boston, MA
    Senior Vice President   Assistant Treasurer            State Street Research Financial Trust             Boston, MA
                            Assistant Treasurer            State Street Research Income Trust                Boston, MA
                            Assistant Treasurer            State Street Research Money Market Trust          Boston, MA
                            Assistant Treasurer            State Street Research Tax-Exempt Trust            Boston, MA
                            Assistant Treasurer            State Street Research Capital Trust               Boston, MA
                            Assistant Treasurer            State Street Research Exchange Trust              Boston, MA
                            Assistant Treasurer            State Street Research Growth Trust                Boston, MA
                            Assistant Treasurer            State Street Research Institutional Funds         Boston, MA
                            Assistant Treasurer            State Street Research Master Investment Trust     Boston, MA
                            Assistant Treasurer            State Street Research Securities Trust            Boston, MA

Ryan, Michael J.            None
    Senior Vice President

Sanderson, Derek            None
    Senior Vice President

Schrage, Michael M.         None
    Senior Vice President
    (Vice President
    until 4/00)

Shean, William G.           None
    Senior Vice President
    (Vice President
    until 4/00)

Sheldon, Michael A.         None
    Vice President

Shively, Thomas A.          Vice President                 State Street Research Financial Trust             Boston, MA
    Director and            Vice President                 State Street Research Income Trust                Boston, MA
    Executive Vice          Vice President                 State Street Research Money Market Trust          Boston, MA
    President               Vice President                 State Street Research Tax-Exempt Trust            Boston, MA
                            Director                       State Street Research Investment Services, Inc.   Boston, MA
                            Vice President                 State Street Research Securities Trust            Boston, MA
                            Vice President                 State Street Research Institutional Funds         Boston, MA
                            Director                       State Street Research Investment Services, Inc.   Boston, MA

Shoemaker, Richard D.       None
    Senior Vice President

Silverstein, Jill           None
    Vice President

Simi, Susan                 None
    Vice President

                                                                                                             Principal business
Name                         Connection                     Organization                                     address of organization
----                         ----------                     ------------                                     -----------------------
Simmons, Amy L.              Vice President                 State Street Research Investment Services, Inc.  Boston, MA
    Vice President           Assistant Secretary            State Street Research Capital Trust              Boston, MA
                             Assistant Secretary            State Street Research Exchange Trust             Boston, MA
                             Assistant Secretary            State Street Research Growth Trust               Boston, MA
                             Assistant Secretary            State Street Research Master Investment Trust    Boston, MA
                             Assistant Secretary            State Street Research Securities Trust           Boston, MA
                             Assistant Secretary            State Street Research Equity Trust               Boston, MA
                             Assistant Secretary            State Street Research Financial Trust            Boston, MA
                             Assistant Secretary            State Street Research Income Trust               Boston, MA
                             Assistant Secretary            State Street Research Money Market Trust         Boston, MA
                             Assistant Secretary            State Street Research Tax-Exempt Trust           Boston, MA


Stambaugh, Kenneth D.        None
    Vice President

Stolberg, Thomas B.          None
    Vice President

Strelow, Daniel R.           None
    Senior Vice President

Swanson, Amy McDermott       Vice President                 State Street Research Institutional Funds        Boston, MA
    Senior Vice President

Tice, Robyn S.               None
    Vice President

Trebino, Anne M.             Vice President                 SSRM Holdings, Inc.                              Boston, MA
    Senior Vice President

Wallace, Julie K.            None
    Vice President

Walsh III, Denis J.          None
    Vice President

Walsh, Tucker                Vice President                 State Street Research Capital Trust              Boston, MA
    Vice President

Watts, Evan D., Jr.          Vice President                 State Street Research Investment Services, Inc.  Boston, MA
    Vice President

Weiss, James M.              Vice President                 State Street Research Exchange Trust             Boston, MA
    Director and Executive   Vice President                 State Street Research Financial Trust            Boston, MA
    Vice President           Vice President                 State Street Research Growth Trust               Boston, MA
                             Vice President                 State Street Research Institutional Funds        Boston, MA
                             Vice President                 State Street Research Securities Trust           Boston, MA
                             Vice President                 State Street Research Capital Trust              Boston, MA
                             Vice President                 State Street Research Equity Trust               Boston, MA
                             Vice President                 State Street Research Income Trust               Boston, MA
                             Vice President                 State Street Research Master Investment Trust    Boston, MA
                             Director                       State Street Research Investment Services, Inc.  Boston, MA

Welch, Timothy M.            None
    Vice President

Westvold,                    Vice President                 State Street Research Institutional Funds        Boston, MA
  Elizabeth McCombs          Vice President                 State Street Research Securities Trust           Boston, MA
    Senior Vice President

Wilkins, Kevin               Executive Vice President       State Street Research Investment Services, Inc.  Boston, MA
    Executive Vice President (Senior Vice President
    (Senior Vice President   until 4/00)
    until 4/00)

Wilson, John T.              Vice President                 State Street Research Master Investment Trust    Boston, MA
    Senior Vice President    Vice President                 State Street Research Institutional Funds        Boston, MA

Winandy, Angela              Vice President                 State Street Research Investment Services, Inc.  Boston, MA
    Vice President

                                                                                                             Principal business
Name                         Connection                     Organization                                     address of organization
----                         ----------                     ------------                                     -----------------------
Wing, Darman A.              Senior Vice President,         State Street Research Investment Services, Inc.  Boston, MA
    Senior Vice President,   Assistant Clerk & Assistant
    Assistant Secretary      General Counsel
    and Assistant            Assistant Secretary and        State Street Research Capital Trust              Boston, MA
    General Counsel          Assistant General Counsel
                             Assistant Secretary and        State Street Research Exchange Trust             Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Growth Trust               Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Master Investment Trust    Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Securities Trust           Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Equity Trust               Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Financial Trust            Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Income Trust               Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Money Market Trust         Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Tax-Exempt Trust           Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        SSRM Holdings, Inc.                              Boston, MA
                             Assistant General Counsel

Woodbury, Robert S.          None
    Vice President

Woodworth, Jr., Kennard      Vice President                 State Street Research Exchange Trust             Boston, MA
    Senior Vice              Vice President                 State Street Research Financial Trust            Boston, MA
    President                Vice President                 State Street Research Growth Trust               Boston, MA
                             Vice President                 State Street Research Institutional Funds        Boston, MA
                             Vice President                 State Street Research Securities Trust           Boston, MA

Wu, Norman N.                Partner                        Atlantic-Acton Realty                            Framingham, MA
    Senior Vice President    Director                       Bond Analysts Society of Boston                  Boston, MA

Yalamanchili, Kishore K.     None
     Vice President

Yannone, John T.             Vice President                 State Street Research Investment Services, Inc.  Boston,  MA
     Vice President          Vice President                 John Hancock Company                             Boston,  MA
                             (until 1/00)

Yu, Mandy                    Vice President                 State Street Research Investment Services, Inc.  Boston, MA
     Vice President

Zuger, Peter A.              Vice President                 State Street Research Equity Trust               Boston, MA
    Senior Vice              Portfolio Manager              American Century
    President                (until 9/98)                   Investment Management

Item 27.        Principal Underwriters

        (a) State Street Research Investment Services, Inc. serves as a principal underwriter for Registrant, and also acts as principal underwriter for State Street Research Equity Trust, State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Growth Trust, State Street Research Capital Trust, State Street Research Securities Trust and State Street Research Institutional Funds.

        (b) Directors and Officers of State Street Research Investment Services, Inc. are as follows:

        (1)                         (2)                          (3)

                                Positions                    Positions
Name and Principal              and Offices                  and Offices
Business Address                with Underwriter             with Registrant
----------------                ----------------             ---------------
Gerard P. Maus                  President,                   Chairman of
One Financial Center            Chief Financial              the Board,
Boston, MA 02111                Officer, Chief               President,
                                Administrative Officer,      Chief Executive
                                Treasurer and Director       Officer, Treasurer
                                                             and Trustee

Thomas A. Shively               Director                     None
One Financial Center
Boston, MA 02111

Francis J. McNamara, III        Executive Vice               Secretary
One Financial Center            President, General
Boston, MA 02111                Counsel and Clerk

Kevin Wilkins                   Executive Vice               None
One Financial Center            President
Boston, MA 02111

        (1)                         (2)                     (3)

                                Positions               Positions
Name and Principal              and Offices             and Offices
Business Address                with Underwriter        with Registrant
----------------                ----------------        ---------------
Dennis C. Barghaan              Senior Vice             None
One Financial Center            President
Boston, MA 02111

Peter Borghi                    Senior Vice             None
One Financial Center            President
Boston, MA 02111

Paul V. Daly                    Senior Vice             None
One Financial Center            President
Boston, MA 02111

David J. Egel                   Senior Vice             None
One Financial Center            President
Boston, MA 02111

Joanne Hickman                  Senior Vice             None
One Financial Center            President
Boston, MA 02111

Thomas Holland                  Senior Vice             None
One Financial Center            President
Boston, MA 02111

Darman A. Wing                  Senior Vice President,  Assistant
One Financial Center            Assistant Clerk         Secretary
Boston, MA 02111                and Assistant
                                General Counsel

Amy F. Barnwell                 Vice President          None
One Financial Center
Boston, MA 02111

Mara D. Calame                  Vice President,         None
One Financial Center            Assistant Clerk
Boston, MA 02111                and Counsel

Linda Cook Carley               Vice President          None
One Financial Center
Boston, MA 02111

Linda C. Carstens               Vice President          None
One Financial Center
Boston, MA 02111

Terrence J. Cullen              Vice President,       None
One Financial Center            Assistant Clerk
Boston, MA 02111                and Counsel

Richard E. Fee                  Vice President          None
One Financial Center
Boston, MA 02111

Kimberley Feeney                Vice President          None
One Financial Center
Boston, MA 02111

David Goganian                  Vice President          None
One Financial Center
Boston, MA 02111

Edward T. Gallivan, Jr.         Vice President          None
One Financial Center
Boston, MA 02111

Stephanie B. Goodman            Vice President          None
One Financial Center
Boston, MA 02111

Ira P. Hasson                   Vice President          None
One Financial Center
Boston, MA 02111

M. Katharine Kasper             Vice President          None
One Financial Center
Boston, MA 02111

C. Miyeko Keen                  Vice President          None
One Financial Center
Boston, MA 02111

Stephen F. Kuhn                 Vice President          None
One Financial Center
Boston, MA 02111

Richard C. Ledbury              Vice President          None
One Financial Center
Boston, MA 02111

Elizabeth G. McKown             Vice President          None
One Financial Center
Boston, MA 02111

Steven W. Paddon                Vice President          None
One Financial Center
Boston, MA 02111

Amy L. Simmons                  Vice President          Assistant
One Financial Center                                    Secretary
Boston, MA 02111

Evan D. Watts, Jr.              Vice President          None
One Financial Center
Boston, MA 02111

Angela L. Winandy               Vice President          None
One Financial Center
Boston, MA 02111

Robert S. Woodbury              Vice President          None
One Financial Center
Boston, MA 02111

John T. Yannone                 Vice President          None
One Financial Center
Boston, MA 02111

Item 28.        Location of Accounts and Records

        Gerard P. Maus
        State Street Research & Management Company
        One Financial Center
        Boston, MA 02111

Item 29.        Management Services

        Under a Shareholders' Administrative Services Agreement between the Registrant and the Distributor, the Distributor provides shareholders' administrative services, such as responding to inquiries and instructions from investors respecting the purchase and redemption of shares of series of the Registrant and received the amounts set forth below:

               Year-end            Year-end            Year-end
          December 31, 1997   December 31, 1998    December 31, 1999
          -----------------   -----------------    ------------------
          $385,206            $782,534             $1,466,677


Item 30.        Undertakings

        (a) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and, in connection with such meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

        (b) The Registrant has elected to include the information required by
Item 5A of Form N-1A in its annual report to shareholders. The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the applicable fund's latest annual report to shareholders upon request and without charge.

                                     NOTICE

         A copy of the Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that the obligations of the Registrant hereunder, and the authorization, execution and delivery of this amendment to the Registrant's Registration Statement, shall not be binding upon any of the Trustees, shareholders, nominees, officers, assistant officers, agents or employees of the Registrant as individuals or personally, but shall bind only the property of the Funds comprising the series of the Registrant, as provided in the Declaration of Trust. Each Fund of the Registrant shall be solely and exclusively responsible for all of its direct or indirect debts, liabilities, and obligations, and no other Fund shall be responsible for the same.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 16th day of June, 2000.

                            STATE STREET RESEARCH
                            MASTER INVESTMENT TRUST


                            By:                     *
                                ---------------------------------------
                            Gerard P. Maus
                            Chief Executive Officer

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on the above date by the following persons in the capacities indicated.


        Signature                          Capacity

                                       Trustee, Chairman of
        *                              the Board and Chief
______________________________         Executive Officer
Gerard P. Maus                         (principal executive
                                       officer) and
                                       Treasurer (principal
                                       financial and
                                       accounting officer)


        *                              Trustee
______________________________
Bruce R. Bond


        *                              Trustee
______________________________
Steve A. Garban


        *                              Trustee
______________________________
Dean O. Morton

        *                              Trustee
______________________________
Susan M. Phillips


        *                              Trustee
______________________________
Toby Rosenblatt


        *                              Trustee
______________________________
Michael S. Scott Morton



*By:    /s/ Francis J. McNamara, III
     --------------------------------------------------
            Francis J. McNamara, III,
            Attorney-in-Fact under Powers of
            Attorney incorporated by reference
            from Post-Effective Amendment No. 11
            filed March 2, 1998, Post-Effective
            Amendment No. 12 filed March 3, 1999 and
            Post-Effective Amendment No. 13
            filed February 4, 2000, and under a
            Power of Attorney filed herein.

                                   SIGNATURES

         This Registration Statement contains certain disclosures regarding State Street Equity 500 Index Portfolio (the "Portfolio"), a series of State Street Master Funds (the "Trust"). The Trust has, subject to the next following sentence, duly caused this Registration Statement on Form N-1A of State Street Research Master Investment Trust (the "Registrant") to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on June 15, 2000. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

                                            STATE STREET MASTER FUNDS
                                            By:               *
                                                 --------------------------
                                            Kathleen Cuocolo
                                            President, State Street Master Funds

         This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next following sentence, on June 15, 2000. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

Signature                                   Title

       *                            President (Principal
________________________            Executive Officer),
Kathleen Cuocolo                    State Street Master Funds


       *                            Treasurer (Principal
________________________            Accounting Officer),
James B. Little                     State Street Master Funds


       *                            Trustee, State Street
________________________            Master Funds
William L. Boyan


       *                            Trustee, State Street
________________________            Master Funds
Michael F. Holland


       *                            Trustee, State Street
________________________            Master Funds
Rina K. Spence


       *                            Trustee, State Street
________________________            Master Funds
Douglas T. Williams


*By: /s/ Julie A. Tedesco
     --------------------
as Attorney-in-Fact pursuant to Powers of Attorney

                                              1933 Act Registration No. 33-32729
                                                        1940 Act File No. 811-84
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                             ----------------------


                                   FORM N-1A

                             REGISTRATION STATEMENT
                      UNDER THE SECURITIES ACT OF 1933           [ ]


                       Pre-Effective Amendment No. __            [ ]

                      Post-Effective Amendment No. 15            [X]

                                     and/or

                             REGISTRATION STATEMENT
                                   UNDER THE
                       INVESTMENT COMPANY ACT OF 1940            [ ]

                             Amendment No. 29                    [X]

                              -------------------

                  STATE STREET RESEARCH MASTER INVESTMENT TRUST
                   (Exact Name of Registrant as Specified in
                            Master Trust Agreement)

                             ---------------------

                                    EXHIBITS

                               INDEX TO EXHIBITS


             (1)(c)  Amendment No. 3 to First Amended and Restated
                     Master Trust Agreement

             (2)(c)  Amendment No. 2 to By-Laws

             (5)(c)  Form of Advisory Agreement with respect to State Street
                     Research Equity Index Fund

             (5)(d)  Form of Master Feeder Participation Agreement between State
                     Street Research Master Investment Trust (on behalf of its
                     State Street Research Equity Index Fund series) and State
                     Street Master Funds

             (5)(e)  Form of General Administration Agreement


             (6)(e) Form of Letter Agreement relating to Distribution Agreement with respect to State Street Research Equity Index Fund

             (6)(f) Form of Letter Agreement relating to expenses with respect to State Street Research Equity Index Fund

             (8)(d) Form of Letter Agreement relating to Custodian Contract with respect to State Street Research Equity Index Fund

             (10)(b) Legal Opinion and Consent with respect to State Street
                     Research Equity Index Fund

             (11)(b) Consent of PricewaterhouseCoopers LLP with respect to State
                     Street Research Equity Index Fund

             (15)(d) Form of Rule 12b-1 Plan dated __________________

             (17)(d) Code of Ethics of State Street Master Trust

             (18)(g) Powers of Attorney for Trustees of the State Street Equity
                     500 Index Portfolio

             (18)(h) Power of Attorney for the President of the State Street
                     Equity 500 Index Portfolio

             (18)(i) Power of Attorney for the Treasurer of the State Street
                     Equity 500 Index Portfolio

             (18)(j) Power of Attorney for Gerard P. Maus